UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03790

Pear Tree Funds

(Exact name of registrant as specified in charter)

55 Old Bedford Road, Lincoln, MA 01773

(Address of principal executive offices)

Willard L. Umphrey

Pear Tree Advisors, Inc.

55 Old Bedford Road, Lincoln, MA 01773

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (781) 676-5900

Date of fiscal year end:            March 31

Date of reporting period:         April 1, 2022 through September 30, 2022

ITEM 1(a): REPORTS TO SHAREOWNERS.

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2022
U.S. EQUITY FUNDS
PEAR TREE POLARIS SMALL CAP FUND
PEAR TREE QUALITY FUND
GLOBAL EQUITY FUND
PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND
INTERNATIONAL EQUITY FUNDS
PEAR TREE AXIOM EMERGING MARKETS WORLD EQUITY FUND
PEAR TREE POLARIS FOREIGN VALUE FUND
PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND
PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

PEAR TREE FUNDS

Important Information About Access to Shareholder Reports
Paper copies of the Pear Tree Funds’ shareholder reports like this one are no longer being sent by mail, unless you specifically request paper copies of the reports from Pear Tree Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already have elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Pear Tree Funds or your financial intermediary electronically by contacting your financial intermediary or if you invest directly with Pear Tree Funds, by calling 1-800-326-2151 or logging on to www.peartreefunds.com
You may elect to receive all future reports in paper free of charge. You can inform Pear Tree Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting Pear Tree Funds at 1-800-326-2151 or your financial intermediary. Your election to receive or not receive reports in paper will apply to all funds held with Pear Tree Funds.
Statements Regarding Forward-Looking Information
Pear Tree Funds makes statements in this Semi-Annual Shareholders’ Report (this “Shareholders Report”) that are forward-looking statements within the meaning of the federal securities laws. Words, expressions, and statements regarding future periods, such as “believe,” “estimate,” “expect,” “anticipate,” “intend,” “plan,” “seek,” and “may,” are intended to identify forward-looking statements. Forward-looking statements involve known and unknown risks, uncertainties and other important factors that could cause any of the Pear Tree Funds’ actual results, performance, or achievements, or industry results, to differ materially from any predictions of future results, performance, or achievements that Pear Tree Funds expresses or implies in this Shareholders Report.
The forward-looking statements included in this Shareholders Report are based upon Pear Tree Funds’ and its investment manager’s and sub-advisers’ current expectations, plans, estimates, assumptions and beliefs that involve numerous risks and uncertainties. Assumptions relating to the foregoing involve judgments with respect to, among other things, future economic, competitive and market conditions, and future business decisions. Those conditions and decisions are difficult, and sometimes impossible, to predict accurately and many are beyond the control of Pear Tree Funds, its investment manager and its sub-advisers. Although Pear Tree Funds, its investment manager and its sub-advisers believe that the expectations reflected in such forward-looking statements are based on reasonable assumptions, each Pear Tree Fund’s actual results and performance could differ materially from those predicted results and performance set forth in the forward-looking statements.
Factors that could have a material adverse effect on a Pear Tree Fund’s operations and future prospects are described in the Pear Tree Funds’ current prospectus.
All forward-looking statements are made as of the date of this Shareholders Report and the risk that actual results will differ materially from the expectations expressed in this Shareholders Report will increase with the passage of time. Except as otherwise required by the federal securities laws, none of Pear Tree Funds, its investment manager or any of its sub-advisers undertakes any obligation to publicly update or revise any forward-looking statements after the date of this Shareholders Report, whether as a result of new information, future events, changed circumstances or any other reason. In light of the significant uncertainties inherent in the forward-looking statements included in this Shareholders Report, the inclusion of such forward-looking statements should not be regarded as a representation by Pear Tree Funds, its investment manager, its sub-advisers or any other person that the objectives and plans set forth in this Shareholders Report will be achieved.

PEAR TREE FUNDS

Pear Tree Polaris Small Cap Fund
Pear Tree Quality Fund
Pear Tree Essex Environmental Opportunities FundPear Tree Axiom Emerging Markets World Equity Fund
Pear Tree Polaris Foreign Value Fund
Pear Tree Polaris Foreign Value Small Cap Fund Pear Tree Polaris International Opportunities Fund
SEMI-ANNUAL REPORT
September 30, 2022
TABLE OF CONTENTS
President’s Letter	1
Fund Expenses	2
Portfolio Manager Commentaries	5
Pear Tree Polaris Small Cap Fund	5
Pear Tree Quality Fund	9
Pear Tree Essex Environmental Opportunities Fund	13
Pear Tree Axiom Emerging Markets World Equity Fund	17
Pear Tree Polaris Foreign Value Fund	21
Pear Tree Polaris Foreign Value Small Cap Fund	25
Pear Tree Polaris International Opportunities Fund	29
Schedules of Investments	32
Pear Tree Polaris Small Cap Fund	32
Pear Tree Quality Fund	37
Pear Tree Essex Environmental Opportunities Fund	41
Pear Tree Axiom Emerging Markets World Equity Fund	44
Pear Tree Polaris Foreign Value Fund	50
Pear Tree Polaris Foreign Value Small Cap Fund	54
Pear Tree Polaris International Opportunities Fund	58
Statements of Assets and Liabilities	62
Statements of Operations	70
Statements of Changes in Net Assets	78
Financial Highlights	92
Notes to Financial Statements	112
Information for Shareholders	128
Management Contract and Advisory Contract Approval	129
Service Providers	inside back cover
This report must be preceded or accompanied by a current Pear Tree Funds prospectus for individuals who are not current shareholders of the Funds. If you are not a shareholder of a Pear Tree Fund, you should read the prospectus carefully before investing because it contains more complete information on the Pear Tree Funds’ investment objectives, risks, charges and expenses. Please consider this information carefully. For a prospectus and other information, visit www.peartreefunds.com or call 1-800-326-2151.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither Pear Tree Funds nor U.S. Boston Capital Corporation is a bank.

PEAR TREE FUNDS

Dear Fellow Shareholder,
We are pleased to provide you with the Pear Tree Funds’ Semi-Annual Report for the six-month period ended September 30, 2022 and to update you on recent market conditions and the performance of the Pear Tree Funds.
For current performance information, please visit our website at www.peartreefunds.com. We thank you for your continued confidence in the Pear Tree Funds. Please feel free to e-mail us at info@peartreefunds.com or call us at 1-800-326-2151 with any questions or for assistance on your account.
Sincerely,
Willard Umphrey
President and Chairman
As used in this report; “Fund” refers to a Pear Tree Fund and “Funds” refers to more than one Pear Tree Fund or all Pear Tree Funds, depending on the context.
Any statements in this report regarding market or economic trends or the factors influencing the historical or future performance of the Pear Tree Funds are the views of the Funds’ investment manager and/or sub-advisers as of the date of this report. These views are subject to change at any time based upon market and other conditions, and Fund management and the subadvisers to the Funds disclaim any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Pear Tree Fund. Any references to specific securities are not recommendations to purchase, hold or sell such securities and may not be representative of any Pear Tree Fund’s current or future investments.
Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

PEAR TREE FUNDS

FUND EXPENSES
We believe it is important for Fund shareholders to have a clear understanding of fund expenses and the impact expenses have on investment returns. The following is important information about each Fund’s Expense Example, which appears on the following page.
Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution (12b-1) fees (on Ordinary Shares) and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on $1,000 being invested at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022.
Actual Expenses
The first line for each Share Class for each Fund in the table on the following page provides information about actual account returns and actual expenses. You may use the information in this line, together with the amount you invested for that Fund and Share Class, to estimate the expenses that you paid over the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each Share Class for each Fund in the table on the following page shows you hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and hypothetical expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information only to compare the ongoing expenses of investing in the Fund with the ongoing expenses of other funds. To do so, compare the Fund’s 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

PEAR TREE FUNDS

Expense Example for the 6 months ended September 30, 2022
These examples are based on $1,000 being invested at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022.
Pear Tree Fund	Share Class	Total Return Description	Beginning Account Value 4/1/2022	Ending Account Value 9/30/2022	Annualized Expense Ratio	Expenses Paid During the Period* 4/1/2022- 9/30/2022
Small Cap **	Ordinary	Actual	$1,000.00	$852.40	1.34%	$6.22
		Hypothetical	$1,000.00	$1,018.35	1.34%	$6.78
	Institutional	Actual	$1,000.00	$853.90	0.97%	$4.51
		Hypothetical	$1,000.00	$1,020,20	0.97%	$4.91
Quality **	Ordinary	Actual	$1,000.00	$817.10	1.18%	$5.39
		Hypothetical	$1,000.00	$1,019.14	1.18%	$5.99
	Institutional	Actual	$1,000.00	$818.60	0.79%	$3.58
		Hypothetical	$1,000.00	$1,021.13	0.79%	$3.98
Environmental	Ordinary	Actual	$1,000.00	$805.30	1.23%	$5.59
Opportunities		Hypothetical	$1,000.00	$1,018.88	1.23%	$6.25
	Institutional	Actual	$1,000.00	$806.40	0.99%	$4.46
		Hypothetical	$1,000.00	$1,020.13	0.99%	$4.99
	R6	Actual	$1,000.00	$807.00	0.95%	$4.28
		Hypothetical	$1,000.00	$1,020.33	0.95%	$4.79
Emerging Markets	Ordinary	Actual	$1,000.00	$750.10	1.53%	$6.73
World Equity		Hypothetical	$1,000.00	$1,017.37	1.53%	$7.76
	Institutional	Actual	$1,000.00	$751.70	1.17%	$5.12
		Hypothetical	$1,000.00	$1,019.23	1.17%	$5.90
	R6	Actual	$1,000.00	$752.20	0.99%	$4.35
		Hypothetical	$1,000.00	$1,020.10	0.99%	$5.02
Foreign Value	Ordinary	Actual	$1,000.00	$747.40	1.43%	$6.25
		Hypothetical	$1,000.00	$1,017.91	1.43%	$7.22
	Institutional	Actual	$1,000.00	$749.00	1.06%	$4.63
		Hypothetical	$1,000.00	$1,019.77	1.06%	$5.35
	R6	Actual	$1,000.00	$749.60	0.96%	$4.22
		Hypothetical	$1,000.00	$1,020.24	0.96%	$4.87
Foreign Value	Ordinary	Actual	$1,000.00	$763.30	1.42%	$6.27
Small Cap		Hypothetical	$1,000.00	$1,017.95	1.42%	$7.18
	Institutional	Actual	$1,000.00	$764.10	1.05%	$4.64
		Hypothetical	$1,000.00	$1,019.81	1.05%	$5.31
	R6	Actual	$1,000.00	$764.10	1.02%	$4.51
		Hypothetical	$1,000.00	$1,019.95	1.02%	$5.17
International	Ordinary	Actual	$1,000.00	$736.80	1.53%	$6.67
Opportunities		Hypothetical	$1,000.00	$1,017.38	1.53%	$7.75
	Institutional	Actual	$1,000.00	$738.90	1.16%	$5.07
		Hypothetical	$1,000.00	$1,019.24	1.16%	$5.89
	R6	Actual	$1,000.00	$738.70	1.13%	$4.94
		Hypothetical	$1,000.00	$1,019.39	1.13%	$5.73

*
Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

**
No Class R6 Shares were outstanding for this Fund during the reporting period.

PEAR TREE FUNDS

PEAR TREE POLARIS SMALL CAP FUND

INVESTMENT PROFILE
Fund Information
Net Assets	$69.3 Million
Number of Companies	59
Price to Book Ratio	1.6
Price to Earnings Ratio	11.9
	Ordinary	Institutional
Total Expense Ratio (Gross)*	1.50%	1.25%
Total Expense Ratio (Net)*	1.50%	1.13%
Ticker Symbol	USBNX	QBNAX

*
per prospectus dated August 1, 2022. See financial highlights for total expense ratios for the six months ended September 30, 2022. The Fund had no Class R6 Shares outstanding during the reporting period.

All Data as of September 30, 2022, except as noted
Investment Commentary
(prepared by Polaris Capital Management, LLC, sub-adviser to Pear Tree Polaris Small Cap Fund)
For the semi-annual period ended September 30, 2022, the Pear Tree Polaris Small Cap Fund’s (the “Fund”) Ordinary Shares outperformed its benchmark, the Russell 2000 Total Return Index (the “Index”). The Fund achieved a return of (14.76%) at net asset value compared to (19.01%) for the Index.
Market Conditions and Investment Strategies
Defensive sectors rotated back into favor after the last few quarters of cyclical sector gains; as such the Fund’s Health Care and Consumer Staples holdings performed admirably, while Financials, Industrials and Information Technology detracted from absolute returns.
In Health Care, Natus Medical Inc. had double-digit gains as the company fielded an all-cash acquisition bid from private equity firm ArchiMed; healthy profits were realized on the ensuing sale. Supernus Pharmaceuticals was up after announcing growth in net product sales for three drug lines.
The Energy sector had barbell results, with CVR Energy Inc. as the top portfolio performer offset by largest detractor, Dril-Quip Inc. CVR was a big beneficiary of record refining margins. Dril-Quip ceded some of its earlier gains, but this equipment supplier should be primed for growth as oil companies restart capital expenditures.
Gains from Wabash National Corp. and Barrett Business Services were offset by Industrial sector detractors, Exco Technologies and Air Lease Corp. Auto parts supplier Exco dropped on supply constraints and availability of materials. Approximately 5% of Air Lease’s fleet remained in Russia with no available exit strategy; however, Air Lease carries insurance for this type of incident.
Modest outperformance at South Plains Financial and International Bancshares failed to mitigate other Financials sector losses at Colony Bankcorp, Hercules Capital and two insurers with exposure in Florida, FedNat Holding and United Insurance Holdings.
Portfolio Changes
During the six-month period, the Fund sold the aforementioned Natus Medical, as well as Insight Enterprises, Superior Group of Cos., Sanderson Farms and Asbury Automotive. Cash was reallocated to purchase Lundin Mining, a copper miner with strong growth prospects (renewable energy, industrial); Exelixis Inc., a biopharmaceutical maker with a successful oncology franchise; and Ennis Inc., a wholesale print manufacturer that provides forms, labels, tags, envelopes and more.

The Fund’s lead portfolio manager is Bernard R. Horn, Jr. of Polaris Capital Management, LLC.

PEAR TREE POLARIS SMALL CAP FUND

A Look Ahead
The expected economic downturn has materialized, with most U.S. markets entering bear market territory by the September quarter of 2022. Repositioning the portfolio with more defensive holdings allowed us to beat the benchmark by more than 400 basis points during the six-month period. We continue to execute on this portfolio strategy, as volatility presents opportunity to purchase attractively priced stocks that improve the valuation and quality profile of the Fund.
Top 10 Holdings
Percentage of total net assets	26.7%
South Plains Financial, Inc.	3.5%
Barrett Business Services, Inc.	3.1%
OFG Bancorp	2.8%
Cambridge Bancorp	2.7%
Graphic Packaging Holding Co.	2.6%
International Bancshares Corporation	2.6%
BOK Financial Corporation	2.5%
NOV Inc.	2.4%
Science Applications International Corporation	2.3%
Wabash National Corporation	2.2%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Industrials	26.3%
Financials	23.0%
Information Technology	11.6%
Materials	10.1%
Energy	7.6%
Consumer Discretionary	7.6%
Health Care	6.5%
Consumer Staples	2.8%
Communication Services	2.0%
CASH + other assets (net)	2.5%

Value of a $10,000 Investment
Pear Tree Polaris Small Cap (PTSC) Ordinary Shares vs. Russell 2000 Index*

*
Polaris took over management of the Fund’s portfolio on 01/01/2015 and modified the Fund’s principal investment strategy. Returns that cover periods prior to that date include performance information of another investment sub-adviser employing a different investment strategy.

PEAR TREE POLARIS SMALL CAP FUND

Average Annual Total Returns
	3Q 2022	Six Months	One Year	Five Year	Ten Year (3)	Since Inception (3)	Inception Date
Ordinary Shares	(4.81)%	(14.76)%	(12.04)%	2.35%	6.14%	8.53%	08/03/1992
Institutional Shares(1)	(4.73)%	(14.61)%	(11.71)%	2.73%	6.47%	8.18%	01/06/1993
Russell 2000 (2)	(2.19)%	(19.01)%	(23.50)%	3.56%	8.55%	8.83%	————————

(1)
Institutional Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The Russell 2000 Index is a market capitalization-weighted index of 2,000 small company stocks. It is widely recognized as representative of the general market for small company stocks. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in an Index. For comparative performance purposes, the beginning date of the Index is 08/03/92. The Russell 2000 Index is maintained by FTSE Russell, a subsidiary of the London Stock Exchange Group.

(3)
Polaris took over management of the Fund’s portfolio on 01/01/2015 and modified the Fund’s principal investment strategy. Returns that cover periods prior to that date include performance information of another investment sub-adviser employing a different investment strategy.

The Fund had no Class R6 Shares outstanding during the reporting period.
Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Small company stocks may trade less frequently and in a limited volume, and their prices may fluctuate more than stocks of other companies. Small company stocks may therefore be more vulnerable to adverse developments than those of larger companies. The Fund may invest in issuers in the real estate industry. Changes in real estate values or economic downturns can have a significant negative effect on these issuers. The Fund may invest in foreign issuers that trade on U.S. stock exchanges. These issuers may be subject to special risks including different corporate governance rules and bankruptcy laws.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.
Financial services industries may be adversely affected by, among other things, regulatory changes, the availability of capital, the costs of borrowing, the rate of debt defaults, interest rate movements and competition.

PEAR TREE POLARIS SMALL CAP FUND

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Pear Tree Quality Fund

INVESTMENT PROFILE
Fund Information
Net Assets	$160.4 Million
Number of Companies	42
Price to Book Ratio	3.6
Price to Earnings Ratio	18.3
	Ordinary	Institutional
Total Expense Ratio (Gross)*	1.50%	1.25%
Total Expense Ratio (Net)*	1.16%	0.79%
Ticker Symbol	USBOX	QGIAX

*
per prospectus dated August 1, 2022. See financial highlights for the total expense ratios for the six months ended September 30, 2022. The Fund had no Class R6 Shares outstanding during the reporting period.

All Data as of September 30, 2022, except as noted
Investment Commentary
(prepared by Pear Tree Advisors, Inc., the Investment Manager to Pear Tree Quality Fund)
For the semi-annual period ended September 30, 2022, the Pear Tree Quality Fund’s (the “Fund”) Ordinary Shares outperformed its benchmark, the S&P 500 (the “Index”). The Fund achieved a return of (18.29%) at net asset value compared to (20.20%) for the Index.
Market Conditions and Investment Strategies
The Fund’s investment manager currently chooses securities for the Fund by periodically selecting a mutual fund (the “Target Portfolio”) and monitoring the Target Portfolio’s holdings. The Fund’s investment adviser, at the direction of the investment manager, rebalances the Fund’s portfolio to correspond to the Target Portfolio’s most recent holdings as publicly reported. From April 1, 2022 to September 30, 2022, the Fund’s Ordinary Shares, when compared to the Target Portfolio, had a tracking error of 0.39.
Over the previous six months, the Health Care sector was the largest positive contributor to the Fund’s performance, due to stock selection. Stock selection in the Consumer Discretionary and Consumer Staples sectors also contributed to performance.
The largest detractor from performance came from having no exposure to the Energy sector. Stock selection in the Industrials sector also detracted from performance.
Portfolio Changes
We expect the Fund to have a relatively low turnover rate given the historical stability and relatively low turnover rate of the current Target Portfolio.
For the six-month period ended September 30, 2022, the Fund rebalanced the holdings twice to replicate the publicly disclosed holdings of the current target portfolio. The two rebalances resulted in the sale of two positions. The Fund opened one new position in the Consumer Discretionary Sector.
A Look Ahead
The Investment Manager does not expect the Current Target Portfolio to materially change its investment strategy in the foreseeable future. For more information on the selection of the Target Portfolio(s), please see the Fund’s Prospectus.

Fund trading execution is overseen by Mark D. Tindall, CFA of Chartwell Investment Partners, LLC.

Pear Tree Quality Fund

Top 10 Holdings
Percentage of total net assets	39.6%
Microsoft Corporation	5.6%
UnitedHealth Group, Inc.	5.4%
Apple, Inc.	4.4%
Johnson & Johnson	3.7%
Wells Fargo & Company	3.7%
U.S. Bancorp	3.7%
Coca-Cola Company (The)	3.5%
Elevance Health Inc.	3.5%
Texas Instruments	3.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.9%
Sector Allocation
Percentage of total net assets	100.0%
Information Technology	33.5%
Health Care	27.5%
Consumer Discretionary	9.6%
Financials	9.2%
Consumer Staples	8.8%
Industrials	5.0%
Communication Services	4.8%
Energy	0.0%
Materials	0.0%
Real Estate	0.0%
Utilities	0.0%
CASH + other assets (net)	1.6%

Value of a $10,000 Investment
Pear Tree Quality (PTQ) Ordinary Shares vs.S&P 500 Index

Pear Tree Quality Fund

Average Annual Total Returns
	3Q 2022	Six Months	One Year	Five Year	Ten Year	Since Inception (3)	Inception Date
Ordinary Shares	(6.91)%	(18.29)%	(16.85)%	9.88%	11.02%	9.40%	05/06/85
Institutional Shares(1)	(6.85)%	(18.14)%	(16.56)%	10.30%	11.39%	8.56%	03/25/91
S&P 500 (2)	(4.88)%	(20.20)%	(15.47)%	9.24%	11.70%	10.66%	————————

(1)
Institutional Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The S&P 500 Index is an unmanaged index of stocks chosen for their size and industry characteristics. It is widely recognized as representative of stocks in the United States. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in the Index. For comparative performance purposes the beginning date for the Index is 05/29/85. S&P 500 Index is a registered mark of Standard & Poor’s.

(3)
Pear Tree Advisors took over management of the Fund’s portfolio and the Fund changed its strategy on 01/01/2011. Returns that cover periods prior to that date include performance information of other investment sub-advisers pursuing different strategies.

The Fund had no Class R6 Shares outstanding during the period.
Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. Larger companies, may not be able to attain the high growth rates of successful smaller companies, and may be unable to respond as quickly to competitive challenges.
Investing in foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently than the U.S. market.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund may be more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.
Information technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
Health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.

Pear Tree Quality Fund

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Pear Tree Essex Environmental Opportunities Fund

INVESTMENT PROFILE
Fund Information
Net Assets	$67.6 Million
Number of Companies	35
Price to Book Ratio	12.4
Price to Earnings Ratio	59.2
	Ordinary	Institutional	R6
Total Expense Ratio (Gross)*	2.11%	2.30%	2.08%
Total Expense Ratio (Net)*	1.24%	0.99%	0.95%
Ticker Symbol	EEOFX	GEOSX	GEORX

*
per prospectus dated August 1, 2022. See financial highlights for the total expense ratios for the six months ended September 30, 2022.

All Data as of September 30, 2022
Investment Commentary
(prepared by Essex Investment Management Company, LLC., sub-adviser to Pear Tree Essex Environmental Opportunities Fund)
On September 1, 2021, a reorganization occurred providing for the transfer of all the assets of the Essex Environmental Opportunities Fund to Pear Tree Essex Environmental Opportunities Fund, a newly created series of Pear Tree Funds.
For the semi-annual period ended September 30, 2022, Pear Tree Essex Environmental Opportunities Fund’s (the “Fund”) Ordinary Shares outperformed its benchmark, the MSCI World Index (the “Index”). The Fund achieved a return of  (19.47%) at net asset value compared to (21.16%) for the Index.
Market Conditions and Investment Strategies
The six-month period ended September 30, 2022 was a difficult one for the financial markets as investors reduced risk in the face of a number of financial and geopolitical issues. The primary economic concern is the stubbornly high inflation rates that have been stoked by a combination of loose monetary and fiscal policies coupled with a breakdown in global trade and supply chains. COVID 19 and the resulting policy responses in China as well as the United States and Europe have caused many of the supply chain challenges. Global tightening from all significant central banks has caused a sell-off in both stock and bond markets. Longer-term, we worry more about the trend towards de-globalization which we expect will cause greater friction in the efficient movement of goods and services, requiring re-engineering of supply chain strategies and higher investment in working capital.
Against this challenging backdrop, growth stocks suffered due to both higher interest rates (resulting in lower present values of future earnings) and heightened risk aversion (causing a shortening of investment horizons). During the period, the Fund’s outperformance was helped by both country selection and stock selection.
Portfolio Changes
There were two general “buckets” of trades in the Fund during the period: opportunistic trades to take advantage of the market volatility and strategic trades to sell portfolio holdings for better ideas. In the former category, we took advantage of strong performance in lithium producers (Albemarle Corp. and Livent Corp.) and solar inverter companies (Enphase Energy Inc. and SolarEdge Technologies Inc.) to reduce these positions and add to some underperforming stocks where our fundamental theses are still intact (Cognex Corp., Kornit Digital Inc., Aspen Aerogels Inc. and Generac Holdings). In the strategic trade bucket, we sold outright positions in some companies that have weakening fundamentals (Iteris Inc., Umicore SA and Array Technologies Inc.) and established new positions in companies that should benefit from the electrification of the global economy (Hubbell Inc., Quanta Services Inc., Nibe Industrier AB, and Shoals Technologies Inc.)

Pear Tree Essex Environmental Opportunities Fund

A Look Ahead
It certainly goes without saying that the recent performance of the Fund does not reflect our long-term projections for our investment thesis. We strongly believe that our holdings are discounting not only the already experienced upticks and rates, but an economic recession. Our investment thesis continues to grow stoutly amidst strengthening mega-trends. We find evidence of this in the current global energy crisis, continued inflationary pressures and the increasing frequency of severe weather events that are impacting food production and economic activity. The companies owned by the Fund provide effective solutions to each of these major challenges facing the world.
Top 10 Holdings
Percentage of total net assets	35.4%
Energy Recovery, Inc.	4.7%
Wolfspeed, Inc.	4.0%
Enphase Energy, Inc.	3.9%
Badger Meter, Inc.	3.6%
SunOpta Inc.	3.6%
Cognex Corporation	3.3%
Hubbell Incorporated	3.3%
NBE Industrier Inc.	3.1%
Generac Holdings Inc.	3.0%
Albemarle Corporation	2.9%
Sector Allocation
Percentage of total net assets	100.0%
Industrials	39.0%
Information Technology	30.8%
Materials	10.5%
Consumer Staples	3.6%
Financials	2.6%
Utilities	2.6%
Consumer Discretionary	1.6%
CASH + other assets (net)	9.3%

Top 10 Country Allocations
Percentage of total net assets	90.7%
United States	63.5%
Germany	6.3%
Israel	4.7%
Japan	4.1%
Ireland	3.7%
Sweden	3.1%
Switzerland	2.7%
Denmark	2.6%
Value of a $10,000 Investment
Pear Tree Essex Environmental Opportunities (EEOFX) Ordinary Shares vs.MSCI World Index*

*
Performance for periods prior to September 1, 2021 represents the performance of Essex Environmental Opportunities Fund, the predecessor fund of the Fund

Pear Tree Essex Environmental Opportunities Fund

Average Annual Total Returns*
	3Q 2022	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	3.34%	(19.47)%	(26.80)%	6.05%	-%	6.93%	09/01/2017
Institutional Shares(1)	3.46%	(19.36)%	(26.67)%	6.33%	-%	7.19%	09/01/2017
R6 Shares (1)	3.61%	(19.30)%	(26.56)%	-%	-%	(29.48)%	09/01/2021
MSCI World (2)	(6.08)%	(21.16)%	(19.25)%	5.84%	-%	6.15%	————————

*
Performance for periods prior to September 1, 2021 represents the performance of Essex Environmental Opportunities Fund, the predecessor fund of the Fund.

(1)
Institutional Shares and R6 Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The MSCI World Index captures large and mid-cap representation across 23 Developed Markets(DM) countries. With 1,513 constituents as of 9/30/2022, the index covers approximately 85% of the free float-adjusted market capitalization in each country. You cannot invest directly in an index For comparative performance purposes, the beginning date of the Index is 09/01/2017. The MSCI World Index is maintained by MSCI Inc.

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. Larger companies, may not be able to attain the high growth rates of successful smaller companies, and may be unable to respond as quickly to competitive challenges.
Investing in foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently than the U.S. market.
Information technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
Industrial industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, worldwide competition, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Pear Tree Essex Environmental Opportunities Fund

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Pear Tree Axiom Emerging Markets World Equity Fund

INVESTMENT PROFILE
Fund Information
Net Assets	$69.8 Million
Number of Companies	125
Price to Book Ratio	2.7
Price to Earnings Ratio	17.1
	Ordinary	Institutional	R6
Total Expense Ratio (Gross)*	1.65%	1.40%	1.25%
Total Expense Ratio (Net)*	1.43%	1.06%	1.00%
Ticker Symbol	QFFOX	QEMAX	QFFRX

*
per prospectus dated August 1, 2022. See financial highlights for the total expense ratios for the six months ended September 30, 2022.

All Data as of September 30, 2022, except as noted
Investment Commentary
(prepared by Axiom International Investors LLC., sub-adviser to Pear Tree Axiom Emerging Markets World Equity Fund)
For the semi-annual period ended September 30, 2022, the Pear Tree Axiom Emerging Markets World Equity Fund’s (the “Fund”) Ordinary Shares underperformed its benchmark, the MSCI EM Index (the “Index”). The Fund achieved a return of (24.99%) at net asset value compared to (21.46%) for the Index.
Market Conditions and Investment Strategies
From a country perspective, China was the largest detractor during the period. Aside from severe problems in its real estate market, China’s stance towards Covid-19 continued to be more restrictive than expected, hampering economic growth and consumption. Taiwan was a positive contributor to relative performance, particularly as the Fund was underweight the country’s underperforming Informational Technology sector. This sector languished as macro conditions reduced demand for consumer electronics.
From a sector perspective, Industrials was the top detractor from relative performance. This was mainly due to concerns that the deterioration in macroeconomic visibility, particularly in China, will cause downside to electric vehicle demand. This resulted in underperformance in Contemporary Amperex Technology Co., Limited (“CATL”), a leading battery producer and Wuxi Lead, CATL’s largest equipment supplier. Communication Services was a positive highlight; aside from avoiding several underperforming stocks within this sector, the position in Bharti Airtel outperformed as the competitive landscape of India’s mobile telecommunications market continues to improve.
Portfolio Changes
From a country perspective, Brazil was one of the largest weight increases during the period mostly due to a concentration of strong idiosyncratic investment cases in the region, but the top-down scenario is also encouraging. Brazil started hiking interest rates earlier than most countries and inflation is moderating. Additionally, the results of Brazil’s presidential election will likely be less of a dramatic event than past election cycles, as it is moving to a runoff round and both candidates will likely adopt more market-friendly centrist positions to win over swing voters.
We significantly reduced the allocation to Information Technology. The cloudier macroeconomic picture will likely result in several headwinds to the sector, including lower corporate spending on IT projects, weaker consumer electronics demand and lower investment in semiconductor production capacity.

The Fund’s lead portfolio manager is Andrew Jacobson of Axiom International Investors LLC.

Pear Tree Axiom Emerging Markets World Equity Fund

A Look Ahead
The outlook for emerging markets has been improving after several challenging quarters. During the third quarter, the Index fell 11.6%, challenged by global recession concerns, continued dollar strength, and disappointing progress on China reopening. Continued market declines have pushed the Index to a historically attractive valuation level of 10x one-year forward earnings vs. a fifteen-year average forward multiple of 12x. Emerging markets are trading at a 26% discount to developed markets, in-line with history, even though we believe emerging markets growth is poised to accelerate relative to developed markets. Inflation appears to have peaked in the US in July at 9.1%. Once investors sense that the peak of the rate cycle is finally on the horizon, we expect markets to begin recovering, perhaps sharply, even as the economy is slowing.
Top 10 Holdings
Percentage of total net assets	27.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5%
Baidu, Inc.	3.4%
Samsung Electronics Company Limited	2.8%
Reliance Industries Ltd.	2.8%
Alibaba Group Holding Ltd.	2.6%
iShares Core MSCI Emerging Markets ETF	2.6%
Bharti Airtel Ltd.	2.2%
JD.com, Inc.	2.1%
Samsung SDI Co., Ltd.	1.9%
Hindustan Unilever Ltd.	1.9%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Financials	19.1%
Information Technology	16.9%
Consumer Discretionary	14.1%
Consumer Staples	11.5%
Industrials	9.7%
Communication Services	9.6%
Health Care	5.0%
Energy	4.1%
Materials	2.4%
Utilities	2.2%
Real Estate	0.6%
Mutual Funds	2.6%
CASH + other assets (net)	2.2%

Top 10 Country Allocations
Percentage of total net assets	80.2%
China	26.0%
India	10.9%
Taiwan	10.4%
Brazil	8.8%
South Korea	6.6%
Indonesia	4.5%
United States	3.8%
Mexico	3.4%
Thailand	3.0%
United Kingdom	2.8%
Value of a $10,000 Investment
Pear Tree Axiom Emerging Markets World Equity (PTEM) Ordinary Shares vs. MSCI EM Index*

*
Axiom took over the management of the Fund’s portfolio and the Fund changed its investment strategy on 01/01/2019. Returns that cover periods prior to that date include performance information of other investment sub-advisers pursuing different strategies.

Pear Tree Axiom Emerging Markets World Equity Fund

Average Annual Total Returns
	3Q 2022	Six Months	One Year	Five Year (3)	Ten Year (3)	Since Inception (3)	Inception Date
Ordinary Shares	(12.35)%	(24.99)%	(34.33)%	(1.39)%	(0.20)%	3.95%	09/30/1994
Institutional Shares (1)	(12.24)%	(24.83)%	(34.10)%	(1.01)%	0.12%	5.08%	04/02/1996
R6 Shares (1)	(12.22)%	(24.78)%	(34.03)%	-%	-%	0.14%	01/28/2019
MSCI EM (2)	(11.42)%	(21.46)%	(27.80)%	(1.44)%	1.42%	4.15%	————————

(1)
Institutional Shares and R6 Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The MSCI Emerging Markets (“MSCI EM”) Index is an unmanaged index composed of stocks located in countries other than the United States. It is widely recognized as representative of the general market for emerging markets. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect fees or expenses. You cannot invest directly in an Index. For comparative performance purposes, the beginning date for the Index is 09/30/94. The MSCI EM Index is maintained by MSCI Inc.

(3)
Axiom took over the management of the Fund’s portfolio and the Fund changed its investment strategy on 01/01/2019. Returns that cover periods prior to that date include performance information of other investment sub-advisers pursuing different strategies.

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or other economic developments and can perform differently than the U.S. market.
Securities issued by Chinese and Hong Kong companies share many risk characteristics of emerging markets securities. In addition, China’s legal system is undeveloped, and Hong Kong has experienced political tensions since it ceased to be a British colony. The rules that govern public companies in China and Hong Kong, are significantly different from the U.S.’s, have from time to time been applied arbitrarily by local regulators, and require of issuers significantly less transparency.

Pear Tree Axiom Emerging Markets World Equity Fund

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Pear Tree Polaris Foreign Value Fund

INVESTMENT PROFILE
All Data as of September 30, 2022, except as noted
Fund Information
Net Assets	$3,020.8 Million
Number of Companies	64
Price to Book Ratio	1.1
Price to Earnings Ratio	9.9
	Ordinary	Institutional	R6
Total Expense Ratio (Gross)*	1.50%	1.26%	1.10%
Total Expense Ratio (Net) *	1.40%	1.04%	0.94%
Ticker Symbol	QFVOX	QFVIX	QFVRX

*
per prospectus dated August 1, 2022. See financial highlights for the total expense ratios for the six months ended September 30, 2022.

Investment Commentary
(prepared by Polaris Capital Management, LLC, sub-adviser to Pear Tree Polaris Foreign Value Fund)
For the semi-annual period ended September 30, 2022, the Pear Tree Polaris Foreign Value Fund’s (the “Fund”) Ordinary Shares underperformed its benchmark, the MSCI EAFE Index (the “Index”). The Fund achieved a return of  (25.26%) at net asset value compared to (22.26%) for the Index.
Market Conditions and Investment Strategies
Underperformance was broadly attributable to overweight positions in economically sensitive sectors, including Consumer Discretionary, Materials and Financials. Positions in Real Estate and Health Care helped to dampen losses on an absolute basis. Taiwan was the lone portfolio country to post positive gains on the back of Catcher Technology; the U.K., Canada and South Korea hampered performance.
Rising inflation had a deleterious effect on Consumer Discretionary stocks, as limited purchasing power traded down to staples. TV and electronics sales slowed, impacting LG Electronics and Sony Group Corp. To combat inflation, central governments worldwide introduced interest rate hikes; U.K. homebuilders declined on concerns that higher local interest rates may depress housing markets.
Among Materials, methanol prices remained resilient, as Methanex Corp. reported strong quarterly results. Operating rates improved and demand increased, especially in the methanol to olefins business. Nevertheless, the stock dropped on higher U.S. natural gas prices, which have yet to materially impinge Methanex’s net income. Copper prices were down across the industry, with Antofagasta and Lundin Mining Corp. falling in lock step with its competitors. Lundin also took a hit on news of a sinkhole near its Candelaria mine.
The top performer was Catcher Technology, which was up more than 10% as the Taiwanese company reported new model and market share gains across major clients and gaming PCs. Elsewhere in Information Technology, SK Hynix and Samsung Electronics slid on less favorable supply-demand metrics.
Portfolio Changes
During the six-month period, Cineworld Group was sold on concerns of potential shareholder dilution or bankruptcy, the latter of which came true in September. Bunzl PLC, Fresenius SE, Svenska Handelsbanken and Infosys were sold to invest proceeds in more compelling valuations and defensive business models. The Fund purchased Smurfit Kappa Group, Nomad Foods and OpenText Corp.

The Fund’s lead portfolio manager is Bernard R. Horn, Jr., of Polaris Capital Management, LLC.

Pear Tree Polaris Foreign Value Fund

A Look Ahead
Higher interest rates have yet to tamp inflation. As rates rise, there is greater concern for economic growth. Since early 2022, we have been aligning our portfolio to adapt accordingly by adding more defensive and traditionally recession-proof stocks. We expect that such efforts should provide ballast against ongoing market volatility.
Top 10 Holdings
Percentage of total net assets	24.8%
Popular, Inc.	3.2%
Publicis Groupe	2.5%
Jazz Pharmaceuticals plc	2.5%
Toronto-Dominion Bank	2.5%
KDDI Corporation	2.4%
Marubeni Corporation	2.4%
Brother Industries, Ltd.	2.4%
Linde plc	2.3%
Deutsche Telekom AG	2.3%
Muenchener Rueckversicherungs-Gesellschaft	2.3%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Financials	20.6%
Materials	20.4%
Consumer Discretionary	19.0%
Industrials	10.3%
Communication Services	10.3%
Information Technology	8.5%
Health Care	4.7%
Consumer Staples	3.2%
Real Estate	1.9%
Cash and Other Assets (Net)	1.1%

Top 10 Country Allocations
Percentage of total net assets	84.5%
Japan	15.4%
United Kingdom	14.2%
South Korea	10.2%
Germany	10.2%
Canada	9.7%
France	7.4%
Norway	6.4%
Ireland	4.1%
Sweden	3.7%
Puerto Rico	3.2%
Value of a $10,000 Investment
Pear Tree Polaris Foreign Value (PTFV) Ordinary Shares vs. MSCI EAFE Index

Pear Tree Polaris Foreign Value Fund

Average Annual Total Returns
	3Q 2022	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	(11.99)%	(25.26)%	(28.99)%	(3.43)%	2.90%	4.66%	05/15/1998
Institutional Shares(1)	(11.88)%	(25.10)%	(28.70)%	(3.06)%	3.23%	5.81%	12/18/1998
R6 Shares (1)	(11.84)%	(25.04)%	(28.68)%	(2.98)%	—%	(0.17)%	02/06/2017
MSCI EAFE (2)	(9.29)%	(22.26)%	(24.75)%	(0.36)%	4.15%	3.78%	————————

(1)
Institutional Shares and R6 Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The MSCI Europe, Australia, and Far East (“MSCI EAFE”) Index is an unmanaged index comprised of stocks in countries other than the United States. It is widely recognized as representative of the general market for developed foreign markets. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in an Index. For comparative performance purposes, the beginning date for the Index is 05/29/98. The MSCI EAFE Index is maintained by MSCI Inc.

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or other economic developments and can perform differently than the U.S. market.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.

Pear Tree Polaris Foreign Value Fund

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Pear Tree Polaris Foreign Value Small Cap Fund

INVESTMENT PROFILE
Fund Information
Net Assets	$886.3 Million
Number of Companies	66
Price to Book Ratio	1.0
Price to Earnings Ratio	9.1
	Ordinary	Institutional	R6
Total Expense Ratio (Gross)*	1.51%	1.26%	1.12%
Total Expense Ratio (Net)*	1.41%	1.04%	1.02%
Ticker Symbol	QUSOX	QUSIX	QUSRX

*
per prospectus dated August 1, 2022. See financial highlights for the total expense ratios for the six months ended September 30, 2022.

All Data as of September 30, 2022, except as noted
Investment Commentary
(prepared by Polaris Capital Management, LLC, sub-adviser to Pear Tree Polaris Foreign Value Small Cap Fund)
For the semi-annual period ended September 30, 2022, the Pear Tree Polaris Foreign Value Small Cap Fund’s (the “Fund”) Ordinary Shares outperformed its benchmark, the MSCI ACWI Ex USA Small Cap Index (the “Index”). The Fund achieved a return of  (23.67%) at net asset value compared to (24.19%) for the Index.
Market Conditions and Investment Strategies
Recession worries drove investors to defensive holdings, shunning economically sensitive sectors including Industrials, Financials and Consumer Discretionary, where the Fund was overweight. At the country level, the Fund outperformed on an absolute basis in the majority of regions; notable absolute detractors included the United Kingdom, Canada and Taiwan.
Top contributors were diverse, led by Sercomm Corp., Primax Electronics, Lancashire Holdings and Samson Holding. Primax, the computer equipment manufacturer, was up nearly 15% following standout quarters with year-on-year revenue, net income and EPS gains. Lancashire reported strong premium growth in the first half of 2022, backed by strong performance in newer business lines. With excess cash flow, Samson initiated a share buyback and also announced plans to establish another factory in Vietnam.
Greencore Group was the largest detractor, sliding in tandem with a competitor that revised down its top- and bottom-line guidance. Canada’s Aecon Group missed earnings estimates, with gross profit decreasing due to a light rail transit project and margin pressure in its civil and nuclear operations Italian home appliance brand, De’Longhi SpA, dropped as inflation and higher prices impacted consumer purchasing power. Weakening demand for electronic devices and a COVID-induced plant shutdown in Shanghai hurt Elite Material Co.
Portfolio Changes
During the six-month period, the Fund reduced weightings in cyclicals. The Fund exited LIC Housing Finance, Hitron Technology, Huaku Development, Shanghai Mechanical, Cathay Real Estate Development, Bonduelle and Cineworld Group. New defensive additions included Nomad Foods, a British frozen foods supplier, and communication services company, Future PLC, a U.K. publishing company. Open House Group, a Japanese affordable single-family home developer, was also added.

The Fund’s lead portfolio manager is Bernard R. Horn, Jr., of Polaris Capital Management, LLC

Pear Tree Polaris Foreign Value Small Cap Fund

A Look Ahead
The expected economic downturn materialized, with inflation resistant to central banks’ interest rate hikes. We expect this negative momentum to continue for the next few quarters. Thankfully, we spent most of 2022 trimming down cyclicals in favor of defensives in anticipation of a recession. These efforts proved fruitful, as the Fund outperformed the MSCI benchmark for the six-month period. We continue to deploy this strategy, keeping some cash on hand for opportunistic attractively priced purchases.
Top 10 Holdings
Percentage of total net assets	24.2%
Equatorial Energia S.A.	3.1%
BizLink Holding, Inc.	2.6%
D’Ieteren S.A.	2.6%
QinetiQ	2.5%
Sanwa Holdings Corporation	2.3%
AEM Holdings Limited	2.3%
Ringkjoebing Landbobank A/S	2.2%
Future plc	2.2%
Open House Group Co., Ltd.	2.2%
TISCO Financial Group	2.2%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Industrials	25.2%
Financials	19.1%
Consumer Discretionary	16.1%
Information Technology	11.7%
Consumer Staples	9.4%
Materials	7.1%
Utilities	4.9%
Communication Services	2.2%
Real Estate	1.4%
CASH + other assets (net)	2.9%

Top 10 Country Allocations
Percentage of total net assets	73.5%
United Kingdom	17.0%
Japan	16.6%
Taiwan	9.5%
Sweden	5.0%
Ireland	5.0%
Canada	4.4%
Thailand	4.3%
Singapore	4.3%
Norway	4.0%
Denmark	3.4%
Value of a $10,000 Investment
Pear Tree Polaris Foreign Value Small Cap (PTFVSC) Ordinary Shares vs. MSCI ACWI ex USA Small Cap Index

Pear Tree Polaris Foreign Value Small Cap Fund

Average Annual Total Returns
	3Q 2022	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	(11.02)%	(23.67)%	(27.32)%	(2.42)%	5.09%	4.25%	5/1/2008
Institutional Shares(1)	(11.00)%	(23.59)%	(27.06)%	(2.07)%	5.42%	4.54%	5/1/2008
R6 Shares (1)	(11.01)%	(23.59)%	(27.03)%	(2.03)%	—%	1.91%	2/6/2017
MSCI ACWI ex USA Small Cap(2)	(8.25)%	(24.19)%	(28.57)%	(0.16)%	4.83%	3.39%	————————

(1)
Institutional Shares and R6 Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the United States). With 4,386 constituents as of 9/30/2022, the index covers approximately 14% of the global equity opportunity set outside the US. You cannot invest directly in an index. For comparative performance purposes, the beginning date of the Index is 05/01/08. The MSCI ACWI ex USA Small Cap Index is maintained by MSCI Inc.

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or other economic developments and can perform differently than the U.S. market.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.
Small company stocks may trade less frequently and in a limited volume, and their prices may fluctuate more than stocks of other companies. Small company stocks may therefore be more vulnerable to adverse developments than those of larger companies.

Pear Tree Polaris Foreign Value Small Cap Fund

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Pear Tree Polaris International Opportunities Fund

INVESTMENT PROFILE
Fund Information
Net Assets	$20.1 Million
Number of Companies	69
Price to Book Ratio	2.4
Price to Earnings Ratio	14.1
	Ordinary	Institutional	R6
Total Expense Ratio (Gross)*	1.63%	1.34%	1.29%
Total Expense Ratio (Net)*	1.63%	1.22%	1.29%
Ticker Symbol	QISOX	QISIX	QISRX

*
per prospectus dated August 1, 2022. See financial highlights for the total expense ratios for the six months ended September 30, 2022.

All Data as of September 30, 2022, except as noted
Investment Commentary
(prepared by Polaris Capital Management, LLC, sub-adviser to Pear Tree Polaris International Opportunities Fund)
For the semi-annual period ended September 30, 2022, the Pear Tree Polaris International Opportunities Fund’s (the “Fund”) Ordinary Shares underperformed its benchmark, the MSCI ACWI ex USA Index (the “Index”). The Fund achieved a return of (26.32%) at net asset value compared to (22.02%) for the Index.
Market Conditions and Investment Strategies
Recession worries drove investors to defensive holdings, shunning economically sensitive sectors including Industrials, Information Technology and Consumer Discretionary, where the Fund was overweight. The United Kingdom and Taiwan were the largest absolute detractors, while Japanese holdings, as well as singular stocks in Greece and Singapore outperformed country benchmarks.
Ownership and liquidity concerns hurt VIB Vermoegen, the German real estate holding company. The company reported strong semi-annual results; yet the stock price declined on DIC Group’s acquisition of a majority stake of VIB. A slowing European, and especially German, economy pressured the stock. Muangthai Capital dropped as the Thailand motorcycle financing company saw consumer loan originations slow. Italian home appliance brand, De’Longhi SpA, lost ground as inflation and higher prices impacted consumer purchasing power.
Top performers were diversified across country and industry. Nextage Co. was the single best contributor, as the Japanese used car dealership announced strong first half results on same stores sales growth and increased its full-year forecast. Poya International, the Taiwanese cosmetics retailer, saw consumers return to its retail stores post COVID. JAC Recruitment Co., the Japanese staffing firm, recorded impressive six-month results ended June 2022. Revenue was up, with strong demand in the domestic recruitment division.
Portfolio Changes
During the six-month period, the Fund sold two chemical companies, Soulbrain and Brenntag, as well as Bunzl. Cash from the sales was reallocated to investments with more compelling valuations and defensive business models including: SOL SpA, an Italian industrial gas/medical service company; Fullcast Holdings, a temporary staffing firm out of Japan; Future PLC, a U.K. publishing company with a diversified business model; Singapore commercial bank, United Overseas; and U.K. concrete landscape manufacturer, Marshalls PLC. British airport/railway food concessions company, SSP Group, and ferry operator DFDS were both purchased in anticipation of a post-COVID travel frenzy.
A Look Ahead
Macro-economic conditions will remain challenging over the next few quarters; however, we sought to position the Fund to weather a recession. Nearly every company in the portfolio has a strong balance sheet, which may lead to opportune M&A activity. We plan to capitalize on volatile markets to purchase fundamentally strong, attractively priced stocks with growth potential in a global recovery.

Pear Tree Polaris International Opportunities Fund

Top 10 Holdings
Percentage of total net assets	18.7%
D’Ieteren S.A.	2.1%
Collins Foods Limited	2.0%
Bravida Holding AB	2.0%
Alimentation Couche-Tard Inc.	2.0%
NEXTAGE Co., Ltd.	1.9%
Sparebanken Vest	1.9%
Equatorial Energia S.A.	1.7%
Zhongsheng Group Holdings	1.7%
Zhejiang Supor Co.	1.7%
JAC Recruitment Co., Ltd.	1.7%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Consumer Discretionary	25.7%
Financials	18.2%
Information Technology	17.4%
Industrials	16.0%
Materials	6.9%
Communications Services	3.9%
Consumer Staples	3.5%
Utilities	1.7%
Real Estate	1.6%
CASH + other assets (net)	5.1%

Top 10 Country Allocations
Percentage of total net assets	66.0%
United Kingdom	10.2%
Japan	9.3%
Taiwan	7.8%
Canada	7.5%
China	6.4%
Australia	6.2%
France	5.5%
Italy	5.5%
Sweden	4.5%
Mexico	3.1%
Value of a $10,000 Investment
Pear Tree Polaris International Opportunities Fund (QISOX) Ordinary Shares vs. MSCI ACWI ex USA Index

Pear Tree Polaris International Opportunities Fund

Average Annual Total Returns
	3Q 2022	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	(9.66)%	(26.32)%	(27.92)%	—%	—%	1.55%	01/30/2019
Institutional Shares(1)	(9.46)%	(26.11)%	(27.55)%	—%	—%	1.98%	01/30/2019
R6 Shares (1)	(9.55)%	(26.13)%	(27.61)%	—%	—%	1.97%	01/30/2019
MSCI ACWI ex USA(2)	(9.80)%	(22,02)%	(24.79)%	__%	__%	0.24%	————————

(1)
Institutional Shares and R6 Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The MSCI ACWI ex USA Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries (excluding the United States) and 26 Emerging Markets (EM) countries. With 2,274 constituents as of 9/30/2022, the index covers approximately 85% of the global equity opportunity set outside the United States. You cannot invest directly in an index. For comparative performance purposes, the beginning date of the Index is 01/30/2019. The MSCI ACWI ex USA Index is maintained by MSCI Inc.

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or other economic developments and can perform differently than the U.S. market.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.
Small company stocks may trade less frequently and in a limited volume, and their prices may fluctuate more than stocks of other companies. Small company stocks may therefore be more vulnerable to adverse developments than those of larger companies.

Pear Tree Polaris Small Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2022  (Unaudited)
COMMON STOCK — 97.5%
	Shares	Value
AEROSPACE & DEFENSE — 3.8%
Curtiss-Wright Corporation	10,400	$1,447,264
V2X, Inc. (a)	33,100	1,171,740
		2,619,004
AUTO COMPONENTS — 1.5%
Standard Motor Products, Inc.	31,800	1,033,500
AUTOMOBILES — 1.4%
Winnebago Industries, Inc.	18,567	987,950
BANKS — 19.7%
BOK Financial Corporation	19,864	1,765,115
Brookline Bancorp, Inc.	83,100	968,115
Cambridge Bancorp	23,530	1,876,282
Central Pacific Financial Corporation	28,983	599,658
Colony Bankcorp, Inc.	119,479	1,556,811
F.N.B. Corporation	61,980	718,968
International Bancshares Corporation	41,700	1,772,250
OFG Bancorp	76,100	1,912,393
South Plains Financial, Inc.	88,600	2,441,816
		13,611,408
BIOTECHNOLOGY — 1.0%
Exelixis, Inc. (a)	43,000	674,240
CAPITAL MARKETS — 1.8%
Hercules Capital, Inc.	105,798	1,225,141
CHEMICALS — 2.1%
Cabot Corporation	22,673	1,448,578
CONSTRUCTION MATERIALS — 2.0%
Eagle Materials Inc.	12,800	1,371,904
CONSUMER FINANCE — 1.4%
SLM Corporation	69,600	973,704
CONTAINERS & PACKAGING — 4.6%
Berry Global Group, Inc. (a)	29,400	1,367,982
Graphic Packaging Holding Co.	91,600	1,808,184
		3,176,166
DIVERSIFIED CONSUMER SERVICES — 1.8%
Perdoceo Education Corporation (a)	118,800	1,223,640

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022  (Unaudited)
	Shares	Value
ELECTRICAL EQUIPMENT — 1.1%
Regal Rexnord Corporation	5,289	$742,364
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.7%
Arrow Electronics, Inc. (a)	6,200	571,578
Kimball Electronics, Inc. (a)	38,145	654,187
Methode Electronics, Inc.	36,200	1,344,830
		2,570,595
ENERGY EQUIPMENT & SERVICES — 4.1%
Dril-Quip, Inc. (a)	60,400	1,179,008
NOV Inc.	102,938	1,665,537
		2,844,545
ENGINEERING & CONSTRUCTION — 1.7%
Ennis, Inc.	59,100	1,189,683
ENTERTAINMENT — 2.0%
Cinemark Holdings, Inc.	116,258	1,407,884
FOOD PRODUCTS — 1.9%
Ingredion Incorporated	16,400	1,320,528
HEALTH CARE TECHNOLOGY — 1.1%
Computer Programs and Systems, Inc.	28,350	790,398
HOUSEHOLD PRODUCTS — 0.9%
Central Garden and Pet Company, Class A (a)	18,400	628,544
INSURANCE — 0.2%
FedNat Holding Company (a)	434,275	49,942
United Insurance Holdings Corporation	181,251	116,091
		166,033
IT SERVICES — 5.5%
CSG Systems International, Inc.	24,000	1,269,120
EVERTEC Inc.	42,300	1,326,105
Maximus Inc.	21,000	1,215,270
		3,810,495
LEISURE PRODUCTS — 0.9%
Johnson Outdoors, Inc.	12,600	646,506
MACHINERY — 7.1%
Allison Transmission Holdings, Inc.	40,300	1,360,528
Exco Technologies Limited	239,100	1,339,837

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022  (Unaudited)
	Shares	Value
MACHINERY (continued)
Oshkosh Corporation	9,100	$639,639
Wabash National Corporation	100,300	1,560,668
		4,900,672
METALS & MINING — 1.4%
Lundin Mining Corporation	196,600	998,667
OIL, GAS & CONSUMABLE FUELS — 3.5%
CVR Energy, Inc.	38,600	1,118,628
Diamondback Energy, Inc.	10,670	1,285,308
		2,403,936
PHARMACEUTICALS — 4.3%
Harmony Biosciences Holdings, Inc. (a)	28,500	1,262,265
Pacira BioSciences, Inc. (a)	11,900	632,961
Supernus Pharmaceuticals, Inc. (a)	32,900	1,113,665
		3,008,891
PROFESSIONAL SERVICES — 8.1%
Barrett Business Services, Inc.	27,700	2,160,600
BGSF Inc.	60,816	675,666
Kforce, Inc.	20,094	1,178,513
Science Applications International Corporation	17,700	1,565,211
		5,579,990
ROAD & RAIL — 1.3%
Knight-Swift Transportation Holdings, Inc.	18,894	924,483
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
MKS Instruments, Inc.	10,700	884,248
SOFTWARE — 1.1%
Enghouse Systems Limited	35,600	751,328
SPECIALTY RETAIL — 0.9%
Sally Beauty Holdings, Inc.	50,100	631,260
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Crocs, Inc. (a)	10,410	714,751

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022  (Unaudited)
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 3.3%
Air Lease Corporation	43,400	$1,345,834
Applied Industrial Technologies, Inc.	9,000	925,020
		2,270,854
TOTAL COMMON STOCK
(Cost $63,260,358)		67,531,890

Short Term Investments—2.6%
	Par Value	Value
Money Market—2.6%
UMB Money Market Special II, 3.00% (b) (Cost $1,780,741)	$1,780,741	$1,780,741
TOTAL INVESTMENTS—100.1% (Cost $65,041,099)		$69,312,631
OTHER ASSETS & LIABILITIES (NET)—(0.1)%		(20,459)
NET ASSETS—100%		$69,292,172

(a)
Non-income producing security

(b)
Interest rate reflects seven-day effective yield on September 30, 2022.

(c)
At September 30, 2022, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $65,747,615 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$12,610,601
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(9,045,585)
Net unrealized appreciation/(depreciation)	$3,565,016

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022  (Unaudited)
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS

September 30, 2022  (Unaudited)
COMMON STOCK — 98.4%
	Shares	Value
AEROSPACE & DEFENSE — 2.6%
Safran SA	45,481	$4,188,547
BANKS — 7.4%
U.S. Bancorp	146,416	5,903,493
Wells Fargo & Company	146,825	5,905,302
		11,808,795
BEVERAGES — 5.2%
Coca-Cola Company (The)	101,083	5,662,669
Constellation Brands, Inc. (a)	11,635	2,672,327
		8,334,996
COMMERCIAL SERVICES AND SUPPLIES — 1.0%
Global Payments, Inc.	14,940	1,614,267
COMMUNICATIONS EQUIPMENT — 1.1%
Cisco Systems, Inc.	44,699	1,787,960
DIVERSIFIED FINANCIAL SERVICES — 1.8%
American Express Company	21,391	2,885,860
FOOD PRODUCTS — 1.4%
Nestle, S.A. (b)	20,927	2,251,954
HEALTH CARE EQUIPMENT & SUPPLIES — 3.9%
Abbott Laboratories	24,800	2,399,648
Medtronic Plc	47,170	3,808,978
		6,208,626
HEALTH CARE PROVIDERS & SERVICES — 12.2%
CIGNA Corporation	8,483	2,353,778
Elevance Health Inc.	12,434	5,648,020
Quest Diagnostics Incorporated	23,176	2,843,463
UnitedHealth Group, Inc.	17,292	8,733,152
		19,578,413
HOTELS, RESTAURANTS & LEISURE — 2.5%
Compass Group Plc (b)	201,403	3,981,737
HOUSEHOLD PRODUCTS — 2.2%
Unilever Plc (b)	80,647	3,535,564
INTERACTIVE MEDIA & SERVICES — 4.8%
Alphabet, Inc. Class A (a)	48,082	4,599,043
Lyft, Inc. (a)	33,377	439,575

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022  (Unaudited)

	Shares	Value
INTERACTIVE MEDIA & SERVICES (continued)
Meta Platforms, Inc.	19,967	$2,709,123
		7,747,741
IT SERVICES — 18.4%
Accenture Plc	17,639	4,538,515
Adobe Systems Incorporated (a)	5,597	1,540,294
Amadeus IT Group, S.A. (b)	22,637	1,049,339
Microsoft Corporation	38,692	9,011,366
Oracle Corporation	58,737	3,587,068
salesforce.com, inc. (a)	13,829	1,989,163
SAP AG (b)	53,563	4,351,994
Visa, Inc.	19,435	3,452,628
		29,520,367
MACHINERY — 1.4%
Otis Worldwide Corp.	36,378	2,320,916
MULTILINE RETAIL — 2.8%
TJX Companies, Inc. (The)	72,063	4,476,554
PHARMACEUTICALS — 11.4%
Eli Lilly and Company	13,544	4,379,453
Johnson & Johnson	36,450	5,954,472
Merck & Co., Inc.	47,844	4,120,325
Roche Holding Ltd. (b)	93,812	3,810,643
		18,264,893
RETAILING — 3.2%
Alibaba Group Holding Ltd. (a)(b)	33,248	2,659,508
Amazon.com, Inc. (a)	22,656	2,560,128
		5,219,636
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.7%
KLA-Tencor Corporation	5,735	1,735,583
Lam Research Corporation	10,756	3,936,696
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	67,461	4,625,126
Texas Instruments, Inc.	33,457	5,178,475
		15,475,880
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.3%
Apple, Inc.	50,653	7,000,245

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022  (Unaudited)
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
LVMH Moët Hennessy-Louis Vuitton S.A. (b)	14,636	$1,719,730

TOTAL COMMON STOCK
(Cost $161,961,312)		157,922,681

Short Term Investments—1.6%
	Par Value	Value
Money Market —1.6%
UMB Money Market Special II, 3.00% (c) (Cost $2,564,876)	$2,564,876	$2,564,876
TOTAL INVESTMENTS 100.0% (Cost $164,526,188)		160,487,557
OTHER ASSETS & LIABILITIES (NET)—(0.0%)		(53,936)
NET ASSETS—100%		$160,433,621

(a)
Non-Income producing security

(b)
ADR—American Depositary Receipts

(c)
Interest rate reflects seven-day effective yield on September 30, 2022.

(d)
At September 30, 2022, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $164,968,973 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$18,326,464
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(22,807,880)
Net unrealized appreciation/(depreciation)	$(4,481,416)

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022  (Unaudited)
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Essex Environmental Opportunities Fund

SCHEDULE OF INVESTMENTS

September 30, 2022  (Unaudited)
Common Stock — 90.7%
	Shares	Value
DENMARK — 2.6%
UTILITIES — 2.6%
Ørsted A/S	21,737	$1,739,842
GERMANY — 6.3%
INFORMATION TECHNOLOGY — 6.3%
Infineon Technologies AG	85,243	1,896,423
PSI Software AG	38,972	749,050
SMA Solar Technology AG	34,235	1,609,796
		4,255,269
IRELAND — 3.7%
CONSUMER DISCRETIONARY — 1.6%
Aptiv PLC (a)	13,777	1,077,499
INDUSTRIALS — 2.1%
Kingspan Group plc	31,757	1,441,634
TOTAL IRELAND		2,519,133
ISRAEL — 4.7%
INDUSTRIALS — 2.3%
Kornit Digital Ltd. (a)	56,706	1,508,947
INFORMATION TECHNOLOGY — 2.4%
SolarEdge Technologies, Inc. (a)	7,078	1,638,274
TOTAL ISRAEL		3,147,221
JAPAN — 4.1%
INDUSTRIALS — 1.9%
Kurita Water Industries Ltd.	35,548	1,267,247
INFORMATION TECHNOLOGY — 2.2%
Keyence Corporation	4,590	1,518,954
TOTAL JAPAN		2,786,201
SWEDEN — 3.1%
INDUSTRIALS — 3.1%
NIBE Industrier AB	232,856	2,100,372
SWITZERLAND — 2.7%
INFORMATION TECHNOLOGY — 2.7%
Landis+Gyr	33,176	1,813,338
UNITED STATES — 63.5%
CONSUMER STAPLES — 3.6%
SunOpta Inc.	266,250	2,422,875
FINANCIALS — 2.6%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	58,224	1,742,644

The accompanying notes are an integral part of these financial statements.

Pear Tree Essex Environmental Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022  (Unaudited)
	Shares	Value
INDUSTRIALS — 29.6%
Bloom Energy Corporation (a)	73,033	$1,459,930
Energy Recovery, Inc. (a)	146,860	3,192,736
Enovix Corporation (a)	85,583	1,569,164
Generac Holdings Inc.	11,201	1,995,346
Hubbell Incorporated	9,908	2,209,484
Lindsay Corporation	13,364	1,914,794
Quanta Services, Inc. (a)	11,029	1,404,984
Sensata Technologies Holding plc	39,298	1,465,030
Shoals Technologies Group, Inc.	77,209	1,663,854
Sunrun Inc. (a)	44,126	1,217,436
Watts Water Technologies, Inc.	15,624	1,964,406
		20,057,164
INFORMATION TECHNOLOGY — 17.2%
Badger Meter, Inc.	26,527	2,450,830
Cognex Corporation	53,881	2,233,368
Enphase Energy, Inc. (a)	9,509	2,638,462
Trimble Navigation Limited (a)	29,760	1,615,075
Wolfspeed, Inc.	25,870	2,673,923
		11,611,658
MATERIALS — 10.5%
Albemarle Corporation	7,527	1,990,440
Amyris, Inc.	311,401	909,291
Aspen Aerogels, Inc. (a)	133,718	1,232,880
Livent Corporation (a)	49,510	1,517,482
MP Materials Corp. (a)	54,098	1,476,875
		7,126,968
TOTAL UNITED STATES		42,961,309
TOTAL COMMON STOCK
(Cost $70,153,828)		61,322,685

Short Term Investments—9.3%
	Par Value	Value
Money Market—9.3%
UMB Money Market Special II, 3.00% (b) (Cost $6,268,333)	$6,268,333	$6,268,333
TOTAL INVESTMENTS 100.0% (Cost $76,422,161)		67,591,018
OTHER ASSETS & LIABILITIES (NET)—0.0%		15,775
NET ASSETS—100%		$67,606,793

(a)
Non-Income producing security

(b)
Interest rate reflects seven-day effective yield on September 30, 2022.

The accompanying notes are an integral part of these financial statements.

Pear Tree Essex Environmental Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022  (Unaudited)
(c)
At September 30, 2022, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $76,422,192 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$6,493,255
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(15,324,429)
Net unrealized appreciation/(depreciation)	$(8,831,174)
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

SCHEDULE OF INVESTMENTS

September 30, 2022  (Unaudited)
Common Stock — 92.3%
	Shares	Value
AUSTRIA — 0.1%
Erste Group Bank AG	2,826	$62,677
BRAZIL — 8.8%
Arezzo Industria e Comercio SA	36,000	654,987
B3 SA - Brasil Bolsa Balcao	107,700	259,847
BB Seguridade Participacoes S.A.	66,200	325,193
Cielo SA	329,800	329,257
Hapvida Participacoes e Investimentos S.A.	31,300	43,806
Hypera S.A.	81,500	666,748
Itau Unibanco Holding S.A.	142,600	739,773
Localiza Rent a Car S.A.	78,200	883,218
PagSeguro Digital Ltd. (a)	54,840	725,533
Totvs S.A.	70,000	379,837
Weg S.A.	166,300	988,164
XP Inc. Class A (a)	7,400	140,674
		6,137,037
CHILE — 0.3%
Sociedad Química y Minera de Chile S.A. (b)	2,138	194,024
CHINA — 26.0%
Alibaba Group Holding Ltd. (a)	148,100	1,470,642
Alibaba Group Holding Ltd. (a)(b)	4,670	373,553
Baidu, Inc. (a)	82,550	1,199,882
Baidu, Inc. (a)(b)	9,698	1,139,418
Bosideng International Holdings Limited	558,000	276,516
BYD Company Ltd.	47,400	1,173,844
Centre Testing International Group Co., Ltd.	212,200	608,962
China Huishan Dairy Holdings Co., Ltd. * (a)	208,000	—
China Longyuan Power Group H	644,000	808,087
China Merchants Bank Co., Ltd. - H Shares	53,500	248,761
China Yangtze Power Co., Ltd.	218,700	701,325
Chongqing Brewery Co., Ltd.	49,500	783,210
Contemporary Amperex Technology Company, Ltd.	8,900	503,148
Country Garden Services Holdings Company, Ltd.	24,500	36,079
East Money Information Co., Ltd.	126,000	313,081
Hanergy Mobile Energy Holding Group * (a)	36,000	—
Inner Mongolia Yili Industrial Group Co., Ltd.	12,500	58,135
JD.com Inc. (a)(b)	630	31,689
JD.com, Inc.	59,500	1,505,331
Jiumaojiu International Holdings Ltd.	129,000	211,661
LONGi Green Energy Technology	39,600	267,548
Luzhou Laojiao Co. Ltd.	16,800	546,464

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022  (Unaudited)
	Shares	Value
CHINA (continued)
Pinduoduo Inc. (a)(b)	14,300	$894,894
Ping An Insurance Group H Share	65,000	324,590
Shenzhen Inovance Technology Co., Ltd.	69,100	560,405
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	5,000	210,825
Tencent Holdings Limited	36,100	1,225,116
Trip.com Group Limited (a)(b)	29,600	808,376
Wuxi Lead Intelligent Equipment Co., Ltd.	85,700	571,761
Yadea Group Holdings Ltd.	72,000	115,569
Yunnan Botanee Bio-Technology Group Co., Ltd.	29,200	708,382
Yunnan Energy Investment Co., Ltd.	19,300	473,900
		18,151,154
DENMARK — 0.5%
Novo Nordisk A/S	3,334	334,459
FRANCE — 1.8%
LVMH Moet Hennessy Louis Vuitton SE	1,080	645,800
Teleperformance SE	2,508	641,004
		1,286,804
GREECE — 0.5%
Greek Organisation of Football Prognostics S.A.	28,995	348,803
HONG KONG — 1.6%
AIA Group Ltd.	127,200	1,060,553
SITC International Holdings Company Ltd.	18,000	33,295
		1,093,848
INDIA — 10.9%
Apollo Hospitals Enterprise Limited	4,269	230,024
Bajaj Finserv Limited	9,425	849,887
Bharat Electronics Limited	318,863	395,682
Bharti Airtel Ltd.	153,766	1,511,929
HDFC Bank Ltd.	57,345	1,001,918
Hindustan Unilever Ltd.	39,616	1,313,102
Infosys Limited	7,583	131,752
Infosys Limited - SP (b)	12,700	215,519
Reliance Industries Ltd.	67,296	1,966,939
		7,616,752
INDONESIA — 4.5%
PT Bank Central Asia Tbk	2,190,600	1,229,987
PT Bank Mandiri Tbk	1,268,100	784,886

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022  (Unaudited)

	Shares	Value
INDONESIA (continued)
PT Sumber Alfaria Trijaya Tbk	2,144,000	$336,507
PT Telekomunikasi Indonesia Persero Tbk	2,096,500	614,046
Vale Indonesia Tbk	460,200	193,418
		3,158,844
JAPAN — 0.1%
INPEX Corporation	7,170	67,319
MALAYSIA — 1.2%
Petronas Chemicals Group Berhad	179,500	324,780
Public Bank Bhd	575,200	524,713
		849,493
MEXICO — 3.4%
Grupo Aeroportuario del Pacífico, S.A.B. de C. V.	8,900	112,669
Grupo Aeroportuario del Sureste, S. A. B. de C.V.	7,215	142,334
Grupo Financiero Banorte SAB de CV	134,600	865,671
Grupo Mexico S.A.B. de C.V. Class B	35,200	119,250
Wal-Mart de Mexico, S.A.B. de C.V.	327,300	1,152,936
		2,392,860
NETHERLANDS — 0.1%
ASML Holding N.V.	213	90,475
POLAND — 0.3%
Dino Polska S.A. (a)	3,635	222,265
SINGAPORE — 0.9%
DBS Group Holdings Ltd.	25,700	598,037
SOUTH AFRICA — 2.4%
Bidvest Group Limited	30,123	329,413
Capitec Bank	4,360	376,747
Clicks Group Limited	21,618	343,362
Shoprite Holdings Ltd.	53,497	645,893
		1,695,415
SOUTH KOREA — 6.2%
Hana Financial Group, Inc.	5,076	125,774
Kia Motors Corporation	1,985	99,756
Korea Aerospace Industries, Ltd.	5,004	169,458
Naver Corp.	531	71,817
Samsung Biologics (a)	941	530,780
Samsung Electronics Company Limited	45,554	1,690,723

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022  (Unaudited)

	Shares	Value
SOUTH KOREA (continued)
Samsung SDI Co., Ltd.	3,480	$1,328,077
Shinhan Financial Group Co., Limited	11,560	270,679
SK Hynix, Inc.	746	43,330
		4,330,394
SWITZERLAND — 0.9%
Nestle S.A.	5,523	600,836
TAIWAN — 10.4%
Airtac International Group	9,100	209,808
ASPEED Technology, Inc.	1,045	58,588
Chailease Holding Co., Ltd.	120,000	689,785
CTBC Financial Holding Co., Ltd.	472,000	295,102
Delta Electronics, Inc.	115,000	916,407
E Ink Holdings Inc.	39,000	260,418
Far EasTone Telecom	298,000	679,555
Hon Hai Precision Industry Co. ltd.	74,000	237,740
MediaTek, Inc.	6,000	104,129
Taiwan Semiconductor Manufacturing Co., Ltd.	289,600	3,849,293
		7,300,825
THAILAND — 3.0%
Airports of Thailand Public Company Limited (a)(c)	109,100	209,696
Bangkok Dusit Medical Services (c)	580,000	453,606
Bumrungrad International Hospital (c)	115,200	693,277
Kasikornbank PCL (c)	64,200	245,090
PTT Exploration & Production PCL (c)	109,500	465,926
		2,067,595
UNITED ARAB EMIRATES — 1.7%
Dubai Islamic Bank	83,808	136,444
Emaar Properties PJSC	260,996	411,415
First Abu Dhabi Bank	130,356	633,840
		1,181,699
UNITED KINGDOM — 2.8%
Anglo American plc	12,435	379,727
AstraZeneca plc (b)	3,200	175,488
BAE Systems plc	43,504	383,562
Diageo plc	12,017	509,428
Reckitt Benckiser Group plc	6,483	432,490
Shell plc	3,026	75,886
		1,956,581

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022  (Unaudited)

	Shares	Value
UNITED STATES — 3.8%
Danaher Corporation	550	$142,059
Estee Lauder Companies, Inc. (The)	1,742	376,098
Globant S.A. (a)	1,018	190,447
Mercado Libre, Inc. (a)	1,114	922,147
Microsoft Corporation	2,912	678,205
Samsonite International S.A. (a)	130,900	317,166
		2,626,122

URUGUAY — 0.1%
dLocal Ltd. (a)	2,700	55,404

TOTAL COMMON STOCK
(Cost $ 78,218,915)		64,419,722
Preferred Stock — 0.4%
SOUTH KOREA — 0.4%
Samsung Electronics Co., Ltd.	9,006	295,227
(Cost $ 352,919)
P-Notes — 2.5%
SAUDI ARABIA — 2.5%
Alinma Bank SJSC	127,685	1,230,092
ARAMCO AB	32,475	309,399
Saudi Telecom Co.	23,220	241,927
(Cost $ 1,964,282)		1,781,418
Rights — 0.0%
BRAZIL — 0.0%
Localiza Rent a Car S.A.	240	488
(Cost $0)
Exchange Traded Funds — 2.6%
UNITED STATES — 2.6%
iShares Core MSCI Emerging Markets ETF	41,800	1,796,564
(Cost $ 2,038,394)

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022  (Unaudited)
Short Term Investments—1.4%
	Par Value	Value
Money Market - 1.4%
UMB Money Market Special II, 3.00% (d) (Cost $ 1,094,423)	$1,094,423	$1,094,423
TOTAL INVESTMENTS 99.2% (Cost $ 83,668,933)		69,387,842
OTHER ASSETS & LIABILITIES (Net)—0.8%		456,973
NET ASSETS—100%		$69,844,815

•
Fair Valued by the Valuation Committee as delegated by the Pear Tree Funds Board of Trustees that represent 0.00% of net assets as of September 30, 2022

(a)
Non-Income producing security

(b)
ADR—American Depositary Receipts

(c)
NVDR—Non-Voting Depositary Receipts

(d)
Interest rate reflects seven-day effective yield on September 30, 2022.

(e)
At September 30, 2022 the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $84,643,854 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,098,942
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(16,354,954)
Net unrealized appreciation / (depreciation)	$(15,256,012)
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

SCHEDULE OF INVESTMENTS

September 30, 2022  (Unaudited)
Common Stock — 98.9%
	Shares	Value
BELGIUM — 3.1%
D’Ieteren S.A.	294,853	$41,969,182
Solvay S.A.	654,418	51,055,887
		93,025,069
CANADA — 9.7%
Lundin Mining Corporation	10,180,800	51,715,293
Magna International Inc.	1,198,144	57,138,765
Methanex Corporation	2,032,493	65,082,375
OpenText Corporation	1,721,000	45,727,174
Toronto-Dominion Bank	1,209,335	74,561,430
		294,225,037
CHILE — 1.5%
Antofagasta plc	3,607,800	44,926,333
CHINA — 1.3%
Weichai Power Company Limited	40,628,000	38,558,275
COLOMBIA — 1.5%
Bancolombia S.A. (a)	582,619	14,198,425
Bancolombia S.A.	4,397,800	29,771,753
		43,970,178
FRANCE — 7.4%
Ipsos	919,480	41,344,173
Michelin (CGDE)	2,202,800	49,966,530
Publicis Groupe	1,614,147	77,323,460
Vinci SA	677,398	55,191,214
		223,825,377
GERMANY — 10.2%
BASF SE	1,056,500	40,984,914
Deutsche Telekom AG	4,018,877	68,865,788
flatexDEGIRO AG (b)	2,050,700	18,534,246
Hannover Rueck SE	447,800	67,643,770
HeidelbergCement AG	1,086,100	43,463,151
Muenchener Rueckversicherungs-Gesellschaft	283,730	68,792,295
		308,284,164
GREECE — 0.5%
Jumbo S.A.	1,167,804	15,615,718
IRELAND — 4.1%
Greencore Group plc (b)	19,767,301	15,932,118

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022  (Unaudited)

	Shares	Value
IRELAND (continued)
Jazz Pharmaceuticals plc (b)	569,000	$75,842,010
Smurfit Kappa	1,145,446	32,911,375
		124,685,503
ITALY — 0.3%
Trevi-Finanziaria Industriale SpA (b)	16,792,356	8,225,096
JAPAN — 15.4%
Asahi Group Holdings Ltd.	1,614,000	49,999,489
Brother Industries, Ltd.	4,160,500	71,600,439
Daicel Corporation	6,314,700	37,126,047
Daito Trust Construction Company, Ltd.	608,900	57,085,032
Honda Motor Company, Ltd.	2,637,300	57,157,139
KDDI Corporation	2,459,300	72,090,987
Marubeni Corporation	8,227,100	72,071,317
Sony Group Corporation	746,600	47,897,527
		465,027,977
NORWAY — 6.4%
DNB Bank ASA	4,146,330	65,767,955
SpareBank 1 SR-Bank ASA	6,205,787	58,086,891
Sparebanken Vest	2,183,075	16,387,136
Yara International ASA	1,540,800	54,195,869
		194,437,851
PUERTO RICO — 3.2%
Popular, Inc.	1,324,850	95,468,691
RUSSIA — 0.0%
ALROSA Company PJSC *	41,136,300	6,730
SINGAPORE — 1.8%
United Overseas Bank Limited	3,030,147	55,243,324
SOUTH KOREA — 10.2%
Hyundai Mobis Company, Limited	395,500	52,799,678
Kia Motors Corporation	1,241,100	62,371,629
LG Electronics Inc.	182,600	10,031,705
LG Uplus Corporation	6,664,473	50,075,547
Samsung Electronics Company Limited	1,220,384	45,294,185
Shinhan Financial Group Co., Limited	1,725,400	40,400,433
SK Hynix, Inc.	833,500	48,412,560
		309,385,737

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022  (Unaudited)
	Shares	Value
SWEDEN — 3.7%
Duni AB (b)	1,566,400	$8,962,956
Loomis AB, Class B	1,555,483	38,433,290
SWEDEN (continued)
SKF AB-B	4,696,800	63,590,376
		110,986,622
SWITZERLAND — 2.2%
Novartis AG	846,850	64,982,811
TAIWAN — 1.6%
Catcher Technology Company, Limited	8,670,000	47,106,208
THAILAND — 0.6%
TISCO Financial Group	7,722,600	18,989,161
UNITED KINGDOM — 14.2%
Amcor plc	6,071,300	65,145,049
Babcock International Group plc (b)	11,248,652	34,984,086
Bellway plc	2,187,273	41,582,116
Inchcape plc	5,733,768	43,684,937
Linde plc	255,844	68,972,984
Mondi plc	3,819,587	59,627,849
Next plc	877,750	47,042,618
Nomad Foods Limited (b)	2,085,600	29,615,520
Taylor Wimpey plc	39,324,097	38,762,199
		429,417,358
TOTAL COMMON STOCK
(Cost $3,643,550,384)		2,986,393,220
WARRANTS — 0.0%
ITALY — 0.0%
Trevi-Finanziaria Industriale SpA (b)	76,022	94,581
(Cost $7,585,702)

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022  (Unaudited)
Short Term Investments—0.4%
	Par Value	Value
Money Market—0.4%
UMB Money Market Special II, 3.00% (c) (Cost $11,646,835)	$11,646,835	$11,646,835
TOTAL INVESTMENTS—99.3% (Cost $3,662,782,921)		2,998,134,636
OTHER ASSETS & LIABILITIES (NET)—0.7%		22,696,938
NET ASSETS—100%		$3,020,831,574

•
Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represents 0.0% of net assets as of September 30, 2022.

(a)
ADR—American Depository Receipts

(b)
Non-income producing security.

(c)
Interest rate reflects seven-day effective yield on September 30, 2022

(d)
At September 30, 2022, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of  $3,684,122,774 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$231,055,787
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(917,043,925)
Net unrealized appreciation/(depreciation)	$(685,988,138)
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

SCHEDULE OF INVESTMENTS

September 30, 2022  (Unaudited)
Common Stock — 97.1%
	Shares	Value
BELGIUM — 2.6%
D’Ieteren S.A.	158,955	$22,625,550
BRAZIL — 3.1%
Equatorial Energia S.A.	5,541,585	27,559,880
CANADA — 4.4%
Aecon Group Inc.	1,994,000	13,814,773
EQB Inc.	359,400	12,146,522
goeasy Ltd.	164,300	12,856,077
		38,817,372
CHINA — 0.7%
Xinhua Winshare Publishing and Media Co., Limited	9,164,500	5,825,661
COLUMBIA — 1.6%
Tecnoglass, Inc.	676,164	14,192,682
DENMARK — 3.4%
DFDS A/S	374,399	9,762,126
Ringkjoebing Landbobank A/S	187,400	19,925,401
		29,687,527
FRANCE — 2.1%
Elis S.A.	1,844,338	18,772,210
GERMANY — 0.4%
Sixt SE (a)	48,425	3,892,311
GREECE — 2.2%
Jumbo S.A.	1,431,529	19,142,213
HONG KONG — 1.9%
Samson Holding Limited	74,790,800	3,429,940
VSTECS Holdings Limited	8,587,360	4,813,359
VTech Holdings Limited	1,533,700	8,801,792
		17,045,091
INDONESIA — 1.4%
PT. Pakuwon Jati Tbk	415,457,800	12,332,092
IRELAND — 5.0%
C & C Group plc (a)	8,194,045	13,757,361
Glanbia plc	1,608,400	18,560,886
Greencore Group plc (a)	15,220,000	12,267,069
		44,585,316

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022  (Unaudited)

	Shares	Value
ITALY — 1.6%
De’Longhi SpA	981,136	$14,484,443
JAPAN — 16.6%
Daicel Corporation	2,707,700	15,919,394
Dowa Holdings Co., Limited	500,800	17,956,765
Kanematsu Corporation	1,693,100	16,691,794
Kyudenko Corporation	557,000	10,582,404
Mizuho Leasing Company, Limited	404,800	8,711,541
Open House Group Co., Limited	575,100	19,448,786
Prima Meat Packers Limited	1,033,300	14,920,011
Sankyu Inc.	464,000	13,463,677
Sanwa Holdings Corporation	2,387,200	20,516,611
Tsubakimoto Chain Co., Limited	403,300	8,512,083
		146,723,066
NETHERLANDS — 1.7%
Intertrust N.V. (a)	763,500	14,614,802
NORWAY — 4.0%
SpareBank Nord-Norge	735,389	5,506,661
SpareBank 1 Oestlandet	568,688	5,594,354
Sparebank 1 SMN	961,828	9,832,494
SpareBank 1 SR-Bank ASA	931,626	8,720,128
Sparebanken Vest	788,092	5,915,770
		35,569,407
PORTUGAL — 1.7%
Redes Energéticas Nacionais, SGPS, S.A.	6,530,905	15,450,760
SINGAPORE — 4.3%
AEM Holdings Limited	7,160,200	19,960,137
Venture Corporation, Limited	1,567,200	17,944,871
		37,905,008
SOUTH KOREA — 2.6%
ENF Technology Co., Limited	692,686	10,675,701
Fila Holdings Corporation	221,700	4,850,220
Nature Holding Co., Limited (The)	436,302	7,501,943
		23,027,864
SWEDEN — 5.0%
Cloetta AB, Class B	3,732,700	5,923,212
Duni AB (a)	485,645	2,778,865

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022  (Unaudited)
	Shares	Value
SWEDEN (continued)
Hexpol AB	2,231,100	$18,476,061
Loomis AB, Class B	706,161	17,448,015
		44,626,153
TAIWAN — 9.5%
BizLink Holding, Inc.	2,644,000	23,359,539
Elite Material Co., Limited	2,855,600	14,390,878
Kings Town Bank	8,467,500	8,987,834
Primax Electronics Limited	6,499,800	13,061,427
Sercomm Corporation	1,542,000	3,827,195
Taiwan Union Technology Corporation	4,169,900	5,884,013
Tripod Technology Corporation	5,131,300	15,095,386
		84,606,272
THAILAND — 4.3%
Thanachart Capital PCL	18,690,500	19,200,872
TISCO Financial Group	7,836,500	19,269,231
		38,470,103
UNITED KINGDOM — 17.0%
Crest Nicholson Holdings plc	2,611,400	5,340,572
Future plc	1,333,000	19,642,331
Halfords Group plc	3,786,126	5,570,567
Inchcape plc	2,368,269	18,043,577
Keller Group plc	457,639	3,218,493
Lancashire Holdings Limited	3,189,230	17,694,210
National Express Group plc (a)	6,402,700	12,057,775
Nomad Foods Limited (a)	1,261,800	17,917,560
OSB Group PLC	3,172,817	14,890,068
QinetiQ	6,120,800	22,548,158
Vistry Group plc	2,125,871	13,977,875
		150,901,186
TOTAL COMMON STOCK
(Cost $1,089,908,134)		860,856,969

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022  (Unaudited)
Short Term Investments—2.3%
	Par Value	Value
Money Market—2.3%
UMB Money Market Special II, 3.00% (b)	$20,725,084	$20,725,084
(Cost $20,725,084)
TOTAL INVESTMENTS—99.4% (Cost $1,110,633,218)		881,582,053
OTHER ASSETS & LIABILITIES (NET)—0.6%		4,732,442
NET ASSETS—100%		$886,314,495

(a)
Non-income producing security

(b)
Interest rate reflects seven-day effective yield on September 30, 2022.

(c)
At September 30, 2022, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $1,118,694,593 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$52,785,264
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(289,897,804)
Net unrealized appreciation/(depreciation)	$(237,112,540)
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

SCHEDULE OF INVESTMENTS

September 30, 2022  (Unaudited)
Common Stock — 94.9%
	Shares	Value
AUSTRALIA — 6.2%
Accent Group Limited	332,200	$273,398
Collins Foods Limited	73,176	410,742
HANSEN Technologies	101,506	290,427
Macquarie Group Limited	2,666	261,818
		1,236,385
BELGIUM — 2.1%
D’Ieteren S.A.	2,900	412,784
BRAZIL — 1.7%
Equatorial Energia S.A.	68,800	342,162
CANADA — 7.5%
Alimentation Couche-Tard Inc.	9,700	392,560
Enghouse Systems Limited	14,000	295,466
EQB Inc.	7,200	243,336
goeasy Ltd.	3,455	270,346
OpenText Corporation	11,200	297,585
		1,499,293
CHINA — 6.4%
Alibaba Group Holding Ltd. (a)	33,100	328,685
Midea Group Co., Ltd.	42,700	296,923
Zhejiang Supor Co.	51,200	333,069
Zhongsheng Group Holdings	83,500	333,472
		1,292,149
DENMARK — 1.4%
DFDS A/S	11,000	286,815
FRANCE — 5.5%
Alten S.A.	2,700	300,735
LVMH Moet Hennessy Louis Vuitton SE	395	236,195
Neurones S.A.	9,600	299,059
SEB SA	4,300	272,541
		1,108,530
GERMANY — 1.6%
VIB Vermögen AG	15,209	318,096
GREECE — 1.5%
Jumbo S.A.	21,771	291,119
INDIA — 1.5%
Muthoot Finance Ltd.	24,200	309,389

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022  (Unaudited)
	Shares	Value
INDONESIA — 1.1%
PT Bank Rakyat Indonesia Tbk (a)	756,545	$223,076
ITALY — 5.5%
De’Longhi SpA	18,300	270,161
Interpump Group S.p.A.	9,400	307,747
SeSa S.p.A.	1,900	208,278
SOL SpA	20,100	309,140
		1,095,326
JAPAN — 9.3%
BeNEXT Group, Inc.	18,900	209,833
FULLCAST HOLDINGS Co., Ltd.	17,900	316,584
JAC Recruitment Co., Ltd.	21,700	332,220
NEXTAGE Co., Ltd.	17,900	388,311
Open House Group Co., Ltd.	9,100	307,745
Sanwa Holdings Corporation	36,600	314,556
		1,869,249
KENYA — 1.2%
Safaricom PLC	1,212,700	250,574
MALAYSIA — 2.5%
Public Bank Bhd	221,700	202,241
Scientex Berhad	403,500	301,950
		504,191
MEXICO — 3.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - B	32,300	203,558
Grupo Aeroportuario del Pacífico, S.A.B. de C. V.	16,500	208,881
Grupo Aeroportuario del Sureste, S. A. B. de C.V.	11,100	218,975
		631,414
NORWAY — 1.9%
Sparebanken Vest	50,400	378,325
PERU — 1.1%
Credicorp Ltd.	1,800	221,040
SINGAPORE — 1.6%
United Overseas Bank Limited	17,100	311,754

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022  (Unaudited)
	Shares	Value
SOUTH AFRICA — 2.5%
AVI Limited	76,900	$311,494
FirstRand Limited	53,600	181,147
		492,641
SOUTH KOREA — 2.8%
Hansol Chemical Co., Ltd.	2,300	273,293
Samsung Electronics Company Limited	7,898	293,132
		566,425
SWEDEN — 4.5%
Bravida Holding AB	49,600	409,851
Hexpol AB	34,100	282,387
Knowit AB	10,200	205,333
		897,571
TAIWAN — 7.8%
BizLink Holding, Inc.	21,400	189,067
Chailease Holding Co., Ltd.	32,617	187,489
Elite Material Co., Limited	43,000	216,700
POYA International Co., Ltd.	15,752	195,232
SINBON Electronics Co., Ltd.	25,300	211,172
Thinking Electronic Industrial Co., Ltd.	50,000	183,470
Tripod Technology Corporation	69,986	205,887
Yageo Corporation	22,000	186,400
		1,575,417
THAILAND — 2.9%
Muangthai Capital Public Company Limited	290,900	279,563
TISCO Financial Group	127,700	314,003
		593,566
UNITED KINGDOM — 10.2%
Future plc	20,800	306,497
Games Workshop Group PLC	4,545	294,019
Greggs plc	12,800	244,626
Howden Joinery Group plc	40,400	227,842
Marshall Machinery Inc.	66,100	215,906
Next Fifteen Communications Group plc	25,953	225,981
OSB Group PLC	57,600	270,317
SSP Group plc	129,800	275,090
		2,060,278

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022  (Unaudited)
	Shares	Value
UNITED STATES — 1.5%
Euronet Worldwide, Inc. (a)	4,100	$310,616
TOTAL COMMON STOCK
(Cost $22,305,792)		19,078,185

Short Term Investments—5.0%
	Par Value	Value
Money Market—5.0%
UMB Money Market Special II, 3.00% (b)	$1,003,960	$1,003,960
(Cost $1,003,960)
TOTAL INVESTMENTS—99.9%
(Cost $23,309,752)		20,082,145
OTHER ASSETS & LIABILITIES (Net)—0.1%		29,636
NET ASSETS—100%		$20,111,781

(a)
Non-income producing security.

(b)
Interest rate reflects seven-day effective yield on September 30, 2022.

At September 30, 2022, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $23,370,186 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,067,552
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,355,593)
Net unrealized appreciation/(depreciation)	$(3,288,041)
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2022 (Unaudited)
	Small Cap	Quality	Environmental Opportunities
Assets:
Investments at value	$69,312,631	$160,487,557	$67,591,018
Foreign currency at value (Cost $16,235 for Small Cap, $0 for Quality, $0 for Environmental Opportunities)	15,530	—	—
Cash	—	—	—
Dividends and interest receivable	40,139	226,885	39,656
Foreign tax reclaims receivable	4,367	66,790	27,534
Receivable for investments sold	553	—	—
Receivable for shares of beneficial interest sold	48	103,386	4,675
Other assets	17,327	10,339	16,378
Total Assets	$69,390,595	$160,894,957	$67,679,261
Liabilities:
Payable for investments purchased	$—	$—	$—
Payable for shares of beneficial interest repurchased	24,790	314,672	99
Payable for compensation of manager (Note 3)	46,015	96,647	54,215
Payable for distribution fees (Note 3)	13,348	22,987	2,061
Payable to custodian	1,185	820	2,260
Payable to transfer agent (Note 3)	13,085	19,804	4,210
Other accrued expenses and liabilities	—	6,406	9,623
Total Liabilities	$98,423	$461,336	$72,468
Net Assets	$69,292,172	$160,433,621	$67,606,793

Investments at cost	$65,041,099	$164,526,188	$76,422,161

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2022 (Unaudited)
PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2022 (Unaudited)

	Small Cap	Quality	Environmental Opportunities
Components of Net Assets:
Shares of beneficial interest	$54,999,395	$143,189,284	$79,584,365
Total distributable earnings (loss)	14,292,777	17,244,337	(11,977,572)
Net Assets Applicable to Outstanding Shares	$69,292,172	$160,433,621	$67,606,793
Computation of Net Assets:
Ordinary Shares
Net assets applicable to outstanding shares	$61,716,420	$103,678,946	$9,226,680
Shares Outstanding	2,782,665	6,011,985	710,232
Net asset value and redemption proceeds per share	$22.18	$17.25	$12.99
Institutional Shares
Net assets applicable to outstanding shares	$7,575,752	$56,754,675	$57,148,359
Shares outstanding	276,378	2,939,239	4,342,390
Net asset value and redemption proceeds per share	$27.41	$19.31	$13.16
R6 Shares
Net assets applicable to outstanding shares	$—	$—	$1,231,754
Shares Outstanding	—	—	204,763
Net asset value and redemption proceeds per share	$—	$—	$6.02

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2022 (Unaudited)
PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2022 (Unaudited)

	Emerging Markets World Equity	Foreign Value	Foreign Value Small Cap	International Opportunities
Assets:
Investments at value	$69,387,842	$2,998,134,636	$881,582,053	$20,082,145
Foreign currency at value (Cost $82,339 for Emerging Markets World Equity, $2,196,807 for Foreign Value $366,924 for Foreign Value Small Cap, and $108,705 for International Opportunities)	83,267	2,203,484	377,068	107,814
Cash	—	—	—	—
Dividends and interest receivable	109,406	10,279,559	3,534,067	27,797
Foreign tax reclaims receivable	9,859	12,804,431	2,273,148	21,774
Receivable for investments sold	599,956	—	—	—
Receivable for shares of beneficial interest sold	3,351	5,192,524	913,096	147,099
Other assets	7,886	64,055	—	—
Total Assets	$70,201,567	$3,028,678,689	$888,679,432	$20,386,629
Liabilities:
Payable for investments purchased	$249,823	$—	$—	$250,975
Payable for shares of beneficial interest repurchased	95	4,843,757	1,463,086	—
Payable for compensation of manager (Note 3)	47,912	2,456,590	710,376	15,858
Payable for distribution fees (Note 3)	14,072	68,151	28,079	21
Payable to custodian	31,320	130,964	68,519	6,622
Payable to transfer agent (Note 3)	12,171	171,870	66,205	663
Other accrued expenses and liabilities	1,359	175,783	28,672	709
Total Liabilities	$356,752	$7,847,115	$2,364,937	$274,848
Net Assets	$69,844,815	$3,020,831,574	$886,314,495	$20,111,781

Investments at cost	$83,668,933	$3,662,782,921	$1,110,633,218	$23,309,752

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2022 (Unaudited)
PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2022 (Unaudited)

	Emerging Markets World Equity	Foreign Value	Foreign Value Small Cap	International Opportunities
Components of Net Assets:
Shares of beneficial interest	$114,458,686	$3,750,576,963	$1,122,324,072	$23,436,565
Total distributable earnings (loss)	(44,613,871)	(729,745,389)	(236,009,577)	(3,324,784)
Net Assets Applicable to Outstanding Shares	$69,844,815	$3,020,831,574	$886,314,495	$20,111,781
Computation of Net Assets:
Ordinary Shares
Net assets applicable to outstanding shares	$64,190,390	$304,792,858	$125,376,067	$96,274
Shares Outstanding	3,618,314	17,977,493	10,425,622	10,294
Net asset value and redemption proceeds per share	$17.74	$16.95	$12.03	$9.35
Institutional Shares
Net assets applicable to outstanding shares	$4,755,216	$2,181,460,820	$553,214,573	$2,859,263
Shares outstanding	263,162	128,930,102	45,909,382	301,703
Net asset value and redemption proceeds per share	$18.07	$16.92	$12.05	$9.48
R6 Shares
Net assets applicable to outstanding shares	$899,209	$534,577,896	$207,723,855	$17,156,244
Shares Outstanding	114,792	62,441,508	23,578,130	1,811,252
Net asset value and redemption proceeds per share	$7.83	$8.56	$8.81	$9.47

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

PEAR TREE FUNDS

STATEMENT OF OPERATIONS

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2022 (Unaudited)
	Small Cap	Quality	Environmental Opportunities
Investment Income:
Dividends (a)	$850,205	$1,401,445	$248,775
Interest	13,995	40,691	64,150
Total Investment Income	$864,200	$1,442,136	$312,925
Expenses:
Compensation of manager (Note 3)	308,771	892,436	353,483
Distribution fees, Ordinary Shares (Note 3)	86,044	146,918	11,860
Administrative fees (Note 3)	11,691	26,843	10,421
Custodian and fund accounting fees	8,400	10,600	15,200
Regulatory and Compliance (Note 3)	1,919	4,409	1,716
Transfer agent fees (Note 3):
Ordinary Shares	56,673	95,354	7,639
Institutional Shares	6,881	49,451	48,247
R6 Shares	—	—	71
Audit and legal	3,402	7,816	3,027
Registration fees	16,551	20,008	25,518
Tax reclaim services fee	—	—	—
Insurance	896	2,057	801
Compensation of trustees (Note 3)	1,512	3,470	1,350
Printing	2,325	5,342	2,078
Miscellaneous	1,753	4,028	1,554
Total expenses before waivers/reimbursements/reductions	506,818	1,268,732	482,965
Management Fee Waiver (Note 3)	—	(289,540)	(35,348)
Transfer Agent Fee Waiver Institutional Shares (Note 3)	(5,015)	(36,572)	(35,956)
Manager Reimbursement (Note 3)	—	(7,972)	(51,820)
Expenses, Net	$501,803	$934,648	$359,841
Net Investment income/(loss)	$362,397	$507,488	$(46,916)

Realized and unrealized gain/(loss) on investments,foreign currency, and foreign translation:

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2022 (Unaudited)
PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2022 (Unaudited)

	Small Cap	Quality	Environmental Opportunities
Net realized gain/(loss) (Note 2) on:
Investments (b)	$3,334,942	$6,614,457	$(733,842)
Foreign denominated assets, liabilities, and currency	(212)	(72)	(1,505)
Change in unrealized appreciation/(depreciation) of:
Investments	(15,844,838)	(42,670,181)	(14,712,552)
Foreign denominated assets, liabilities, and currency	(1,622)	(202)	(3,594)
Net change in deferred non-U.S. Taxes	—	—	—
Net realized and unrealized gain/(loss) on investment and foreign currency	(12,511,730)	(36,055,998)	(15,451,493)
Net increase/(decrease) in net assets resulting from operations	$(12,149,333)	$(35,548,510)	$(15,498,409)

(a)
Dividends are net of foreign withholding taxes of  $ 11,074 for Small Cap, $ 70,595 for Quality, and $ 11,657 for Environmental Opportunities. Dividends are net of ADR Issuance Fees of  $0 for Small Cap, $ 5,711 for Quality, and$ 0 for Environmental Opportunities.

(b)
Net realized gains on investments are net of foreign withholding taxes of  $ 0 for Small Cap, $ 0 for Quality, and $ 0 for Environmental Opportunities.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2022 (Unaudited)
PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2022 (Unaudited)

	Emerging Markets World Equity	Foreign Value	Foreign Value Small Cap	International Opportunities
Investment Income:
Dividends (a)	1,095,222	79,851,482	23,845,457	400,715
Interest	6,620	393,550	278,770	8,084
Total Investment Income	$1,101,842	$80,245,032	$24,124,227	$408,799
Expenses:
Compensation of manager (Note 3)	406,670	18,776,728	5,306,702	103,250
Distribution fees, Ordinary Shares (Note 3)	93,564	467,479	187,045	141
Administrative fees (Note 3)	12,513	580,125	161,925	3,483
Custodian and fund accounting fees	87,000	462,000	198,000	14,000
Regulatory and Compliance (Note 3)	2,048	94,893	26,552	571
Transfer agent fees (Note 3):
Ordinary Shares	61,537	301,100	120,386	91
Institutional Shares	4,478	2,217,102	540,710	2,579
R6 Shares	75	34,596	13,066	1,137
Audit and legal	10,944	169,394	47,329	1,080
Registration fees	18,968	83,048	51,623	4,304
Tax reclaim services fee	—	467,024	—	—
Insurance	956	44,283	12,391	267
Compensation of trustees (Note 3)	1,617	74,960	20,941	450
Printing	2,483	115,092	32,187	693
Miscellaneous	1,886	86,967	24,248	520
Total expenses before waivers/reimbursements/reductions	704,739	23,974,791	6,743,105	132,566
Management Fee Waiver (Note 3)	(89,468)	(1,877,672)	(530,670)	—
Transfer Agent Fee Waiver Institutional Shares (Note 3)	(3,268)	(1,652,274)	(403,254)	(1,915)
Manager Reimbursement (Note 3)	(751)	(210,162)	—	—
Expenses, Net	$611,252	$20,234,683	$5,809,181	$130,651
Net Investment income/(loss)	$490,590	$60,010,349	$18,315,046	$278,148

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2022 (Unaudited)
PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2022 (Unaudited)

	Emerging Markets World Equity	Foreign Value	Foreign Value Small Cap	International Opportunities
Realized and unrealized gain/(loss) on investments,foreign currency, and foreign translation:
Net realized gain/(loss) (Note 2) on:
Investments (b)	$(5,249,937)	$(37,744,109)	$(6,659,788)	$(136,384)
Foreign denominated assets, liabilities, and currency	(50,901)	(1,894,509)	(644,563)	(8,823)
Change in unrealized appreciation/(depreciation) of:
Investments	(18,728,443)	(1,065,372,750)	(289,376,269)	(7,028,696)
Foreign denominated assets, liabilities, and currency	(342)	(1,846,815)	(459,724)	(3,397)
Net change in deferred non-U.S. taxes	107,482	—	—	—
Net realized and unrealized gain/(loss) on investment and foreign currency	(23,922,141)	(1,106,858,183)	(297,140,344)	(7,177,300)
Net increase/(decrease) in net assets resulting from operations	$(23,431,551)	$(1,046,847,834)	$(278,825,298)	$(6,899,152)

(a)
Dividends are net of foreign withholding taxes of $132,773 for Emerging Markets World Equity, $ 9,454,078 for Foreign Value, $ 2,662,258 for Foreign Value Small Cap, and $ 54,507 for International Opportunities. Dividends are net of ADR Issuance Fees of  $ 340 for Emerging Markets World Equity, $ 0 for Foreign Value, $ 0 for Foreign Value Small Cap, and $ 0 for International Opportunities.

(b)
Net realized gains on investments are net of foreign withholding taxes of  $ (36,929) for Emerging Markets World Equity,     $0 for Foreign Value, $ 0 for Foreign Value Small Cap, and $ 0 for international Opportunities.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS

	Small Cap
	Semi-Annual Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$362,397	$602,634
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	3,334,730	11,242,755
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(15,846,460)	(9,082,838)
Net increase/(decrease) from operations	$(12,149,333)	$2,762,551
Distributions to shareholders
Ordinary Shares	$—	$(6,540,106)
Institutional Shares	—	(610,963)
R6 Shares	—	—
Total distributions to shareholders	$—	$(7,151,069)
Capital Stock Transactions
Shares sold
Ordinary Shares	$860,104	$2,967,567
Institutional Shares	18,434	83,581
R6 Shares	—	—
Distributions reinvested
Ordinary Shares	—	5,033,284
Institutional Shares	—	608,439
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(3,458,110)	(15,658,588)
Institutional Shares	(193,696)	(103,550)
R6 Shares	—	—
Net increase (decrease) from capital stock transactions	$(2,773,268)	$(7,069,267)
Net Increase (Decrease) in Net Assets	$(14,922,601)	$(11,457,785)
Net Assets Beginning of Year	84,214,773	95,672,558
Net Assets at End of Year	$69,292,172	$84,214,773

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Small Cap
	Semi-Annual Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Share Transactions
Shares sold
Ordinary Shares	33,992	107,174
Institutional Shares	615	2,490
R6 Shares	—	—
Distributions reinvested
Ordinary Shares	—	192,698
Institutional Shares	—	18,902
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(139,729)	(578,260)
Institutional Shares	(6,344)	(3,123)
R6 Shares	—	—
Increase (Decrease) In Shares Outstanding	(111,466)	(260,119)

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Quality
	Semi-Annual Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$507,488	$745,582
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	6,614,385	24,981,031
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(42,670,383)	(5,398,371)
Net increase/(decrease) from operations	$(35,548,510)	$20,328,242
Distributions to shareholders
Ordinary Shares	$—	$(14,706,141)
Institutional Shares	—	(7,125,736)
R6 Shares	—	—
Total distributions to shareholders	$—	$(21,831,877)
Capital Stock Transactions
Shares sold
Ordinary shares	$5,062,165	$14,781,889
Institutional Shares	24,301,057	44,369,782
R6 Shares	—	—
Distributions reinvested
Ordinary Shares	—	10,923,799
Institutional Shares	—	6,842,604
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(8,236,488)	(33,495,123)
Institutional Shares	(19,806,820)	(31,633,118)
R6 Shares	—	—
Net increase (decrease) from capital stock transactions	$1,319,914	$11,789,833
Net Increase (Decrease) in Net Assets	$(34,228,596)	$10,286,198
Net Assets Beginning of Year	194,662,217	184,376,019
Net Assets at End of Year	$160,433,621	$194,662,217

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Quality
	Semi-Annual Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Share Transactions
Shares sold
Ordinary Shares	261,447	651,564
Institutional Shares	1,124,182	1,748,272
R6 Shares	—	—
Distributions reinvested
Ordinary Shares	—	485,071
Institutional Shares	—	272,180
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(420,073)	(1,469,950)
Institutional Shares	(916,099)	(1,293,802)
R6 Shares	—	—
Increase (Decrease) In Shares Outstanding	49,457	393,335

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Environmental Opportunities
	Six Months Ended September 30, 2022 (Unaudited)	Seven Months Ended March 31, 2022	Year Ended August 31, 2021 (1)
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$(46,916)	$(322,833)	$(258,879)
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	(735,347)	(1,171,230)	4,248,814
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(14,716,146)	(9,840,158)	12,264,812
Net increase/(decrease) from operations	$(15,498,409)	$(11,334,221)	$16,254,747
Distributions to shareholders
Ordinary Shares	$—	$(291,568)	$(814)*
Institutional Shares	—	(3,993,301)	(499,608)**
R6 Shares	—	(132,178)	—
Total distributions to shareholders	$—	$(4,417,047)	$(500,422)
Capital Stock Transactions
Shares sold
Ordinary Shares	$1,881,838	$10,859,834	$239,425*
Institutional Shares	8,175,386	18,791,730 (2)	38,602,457**
R6 Shares	206,540	1,471,237	—
Distributions reinvested
Ordinary Shares	—	278,452	814*
Institutional Shares	—	3,813,420	483,049**
R6 Shares	—	132,178	—
Shares redeemed
Ordinary Shares	(199,568)	(260,743)	(60,064)*
Institutional Shares	(4,063,058)	(9,039,822)	(10,734,342)**
R6 Shares	(5,337)	(10,000)	—
Net increase (decrease) from capital stock transactions	$5,995,801	$26,036,286	$28,531,339
Net Increase (Decrease) in Net Assets	$(9,502,608)	$10,285,018	$44,285,664

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Environmental Opportunities
	Six Months Ended September 30, 2022 (Unaudited)	Seven Months Ended March 31, 2022	Year Ended August 31, 2021 (1)
Net Assets Beginning of Year	77,109,401	66,824,383	22,538,719
Net Assets at End of Year	$67,606,793	$77,109,401	$66,824,383
Share Transactions
Shares sold
Ordinary Shares	130,292	581,830	12,817*
Institutional Shares	575,763	1,042,806	2,139,067**
R6 Shares	32,154	159,504	—
Distributions reinvested
Ordinary Shares	—	14,867	48*
Institutional Shares	—	201,449	28,183**
R6 Shares	—	15,281	—
Shares redeemed
Ordinary Shares	(15,372)	(14,478)	(3,284)*
Institutional Shares	(290,679)	(463,098)	(658,911)**
R6 Shares	(844)	(1,332)	—
Increase (Decrease) In Shares Outstanding	431,314	1,536,829	1,517,920

*
Formerly Known as Investor Class

**
Formerly Known as Institutional Class

(1)
Figures presented are for Essex Environmental Opportunities Fund, which was merged into Environmental Opportunities Fund on August 31, 2021. At the time of the transaction, Environmental Opportunities Fund was a new series of the Trust without any assets or liabilities. For more information relating to that transaction, see Note 1.

(2)
Includes contributions to capital from investment managers/brokers for: Institutional $ 28,906.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Emerging Markets World Equity
	Semi-Annual Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$490,590	$130,951
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	(5,300,838)	4,448,977
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, currency and deferred non-U.S. taxes	(18,621,303)	(19,459,133)
Net increase/(decrease) from operations	$(23,431,551)	$(14,879,205)
Distributions to shareholders
Ordinary Shares	$—	$(8,030,841)
Institutional Shares	—	(600,538)
R6 Shares	—	(217,862)
Total distributions to shareholders	$—	$(8,849,241)
Capital Stock Transactions
Shares sold
Ordinary Shares	$3,289,505	$4,331,051
Institutional Shares	215,724	1,856,822
R6 Shares	18,255	152,405
Distributions reinvested
Ordinary Shares	—	5,568,160
Institutional Shares	—	599,372
R6 Shares	—	212,658
Shares redeemed
Ordinary Shares	(4,921,811)	(10,244,687)
Institutional Shares	(149,620)	(1,534,777)
R6 Shares	(7,041)	(70,750)
Net increase (decrease) from capital stock transactions	$(1,554,988)	$870,254
Net Increase (Decrease) in Net Assets	$(24,986,539)	$(22,858,192)
Net Assets Beginning of Year	94,831,354	117,689,546
Net Assets at End of Year	$69,844,815	$94,831,354

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Emerging Markets World Equity
	Semi-Annual Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Share Transactions
Shares sold
Ordinary Shares	160,551	159,027
Institutional Shares	10,371	62,864
R6 Shares	2,020	12,022
Distributions reinvested
Ordinary Shares	—	206,381
Institutional Shares	—	21,883
R6 Shares	—	17,931
Shares redeemed
Ordinary Shares	(238,078)	(349,958)
Institutional Shares	(7,058)	(52,692)
R6 Shares	(832)	(4,851)
Increase (Decrease) In Shares Outstanding	(73,026)	72,607

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value
	Semi-Annual Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$60,010,349	$78,115,158
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	(39,638,618)	688,330
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(1,067,219,565)	(327,693,562)
Net increase/(decrease) from operations	$(1,046,847,834)	$(248,890,074)
Distributions to shareholders
Ordinary Shares	$—	$(4,591,705)
Institutional Shares	—	(43,903,649)
R6 Shares	—	(19,770,286)
Total distributions to shareholders	$—	$(68,265,640)
Capital Stock Transactions
Shares sold
Ordinary Shares	$14,089,323	$17,336,728
Institutional Shares	266,735,239	922,940,398*
R6 Shares	53,874,858	151,572,016
Distributions reinvested
Ordinary Shares	—	4,221,677
Institutional Shares	—	39,241,541
R6 Shares	—	13,829,936
Shares redeemed
Ordinary Shares	(27,983,122)	(91,041,441)
Institutional Shares	(520,204,478)	(500,128,832)
R6 Shares	(43,498,963)	(79,987,622)
Net increase (decrease) from capital stock transactions	$(256,987,143)	$477,984,401
Net Increase (Decrease) in Net Assets	$(1,303,834,977)	$160,828,687
Net Assets Beginning of Year	4,324,666,551	4,163,837,864
Net Assets at End of Year	$3,020,831,574	$4,324,666,551

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value
	Semi-Annual Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Share Transactions
Shares sold
Ordinary Shares	657,901	703,522
Institutional Shares	13,503,552	38,709,068
R6 Shares	5,361,045	12,237,305
Distributions reinvested
Ordinary Shares	—	179,340
Institutional Shares	—	1,675,557
R6 Shares	—	1,168,069
Shares redeemed
Ordinary Shares	(1,381,337)	(3,758,620)
Institutional Shares	(26,208,782)	(20,911,215)
R6 Shares	(4,272,961)	(6,490,474)
Increase (Decrease) In Shares Outstanding	(12,340,582)	23,512,552

*
Includes contributions to capital from investment managers/brokers for : Institutional $ 579.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value Small Cap
	Semi-Annual Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$18,315,046	$16,570,067
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	(7,304,351)	53,829,574
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(289,835,993)	(115,099,695)
Net increase/(decrease) from operations	$(278,825,298)	$(44,700,054)
Distributions to shareholders
Ordinary Shares	$—	$(4,067,837)
Institutional Shares	—	(18,229,791)
R6 Shares	—	(9,053,210)
Total distributions to shareholders	$—	$(31,350,838)
Capital Stock Transactions
Shares sold
Ordinary Shares	$7,180,092	$43,445,533
Institutional Shares	114,081,242	342,093,034
R6 Shares	59,649,249	194,602,351
Distributions reinvested
Ordinary Shares	—	3,448,629
Institutional Shares	—	17,073,940
R6 Shares	—	8,838,438
Shares redeemed
Ordinary Shares	(13,015,227)	(62,075,182)
Institutional Shares	(137,665,087)	(186,754,373)
R6 Shares	(48,744,494)	(50,675,577)
Net increase (decrease) from capital stock transactions	$(18,514,225)	$309,996,793
Net Increase (Decrease) in Net Assets	$(297,339,523)	$233,945,901
Net Assets Beginning of Year	1,183,654,018	949,708,117
Net Assets at End of Year	$886,314,495	$1,183,654,018

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value Small Cap
	Semi-Annual Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Share Transactions
Shares sold
Ordinary Shares	511,552	2,535,613
Institutional Shares	8,083,410	20,129,524
R6 Shares	5,499,262	15,267,292
Distributions reinvested
Ordinary Shares	—	209,898
Institutional Shares	—	1,040,459
R6 Shares	—	737,151
Shares redeemed
Ordinary Shares	(916,359)	(3,684,140)
Institutional Shares	(9,960,668)	(11,174,781)
R6 Shares	(4,436,606)	(4,127,243)
Increase (Decrease) In Shares Outstanding	(1,219,409)	20,933,773

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	International Opportunities
	Semi-Annual Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$278,148	$292,193
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	(145,207)	1,112,174
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(7,032,093)	(862,838)
Net increase/(decrease) from operations	$(6,899,152)	$541,529
Distributions to shareholders
Ordinary Shares	$—	$(18,331)
Institutional Shares	—	(1,422,112)
R6 Shares	—	(1,338,237)
Total distributions to shareholders	$—	$(2,778,680)
Capital Stock Transactions
Shares sold
Ordinary Shares	$—	$130,000
Institutional Shares	147,099	10,000
R6 Shares	938,439	10,855,515
Distributions reinvested
Ordinary Shares	—	18,331
Institutional Shares	—	1,422,112
R6 Shares	—	1,338,237
Shares redeemed
Ordinary Shares	—	(90,689)
Institutional Shares	(8,550)	(9,399,214)
R6 Shares	(1)	(2,836)
Net increase (decrease) from capital stock transactions	$1,076,987	$4,281,456
Net Increase (Decrease) in Net Assets	$(5,822,165)	$2,044,305
Net Assets Beginning of Year	25,933,946	23,889,641
Net Assets at End of Year	$20,111,781	$25,933,946

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	International Opportunities
	Semi-Annual Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Share Transactions
Shares sold
Ordinary Shares	—	9,537
Institutional Shares	15,517	819
R6 Shares	85,947	808,247
Distributions reinvested
Ordinary Shares	—	1,387
Institutional Shares	—	106,685
R6 Shares	—	100,393
Shares redeemed
Ordinary Shares	—	(6,778)
Institutional Shares	(819)	(696,183)
R6 Shares	—	(204)
Increase (Decrease) In Shares Outstanding	100,645	323,903

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30,	Years Ended March 31,
	2022*	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$26.02	$27.43	$15.45	$23.97	$25.48	$26.35
Income from Investment Operations:
Net investment income (loss) (a)b)	0.11	0.17	0.14	0.15	0.07	0.07
Net realized and unrealized gain/(loss) on securities	(3.95)	0.63	12.00	(6.73)	0.22	0.68
Total from Investment Operations	(3.84)	0.80	12.14	(6.58)	0.29	0.75
Less Distributions:
Dividends from net investment income	—	(0.15)	(0.16)	(0.14)	(0.01)	(0.04)
Distributions from realized capital gains	—	(2.06)	—	(1.80)	(1.79)	(1.58)
Total Distributions	—	(2.21)	(0.16)	(1.94)	(1.80)	(1.62)
Net Asset Value, End of Period	$22.18	$26.02	$27.43	$15.45	$23.97	$25.48
Total Return	(14.76)%	2.89%	78.75%	(30.27)%	1.87%	2.75%
Net Assets, End of Period (000s)	$61,716	$75,159	$86.880	$60,008	$118,314	$109,341
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(c)
Gross	1.34%	1.33%	1.37%	1.35%	1.34%	1.35%
Net	1.34%	1.33%	1.37%	1.35%	1.34%	1.35%
Ratio of net investment income (loss) to average net assets (b)	0.90%	0.61%	0.66%	0.63%	0.29%	0.25%
Portfolio Turnover	12%	23%	33%	28%	24%	18%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30,	Years Ended March 31,
	2022*	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$32.10	$33.32	$18.73	$28.67	$30.07	$30.80
Income from Investment Operations:
Net investment income (loss) (a) (b) (d)	0.19	0.32	0.26	0.27	0.21	0.19
Net realized and unrealized gain/(loss) on securities	(4.88)	0.78	14.57	(8.17)	0.28	0.79
Total from Investment Operations	(4.69)	1.10	14.83	(7.90)	0.49	0.98
Less Distributions:
Dividends from net investment income	—	(0.26)	(0.24)	(0.24)	(0.10)	(0.13)
Distributions from realized capital gains	—	(2.06)	—	(1.80)	(1.79)	(1.58)
Total Distributions	—	(2.32)	(0.24)	(2.04)	(1.89)	(1.71)
Net Asset Value, End of Period	$27.41	$32.10	$33.32	$18.73	$28.67	$30.07
Total Return	(14.61)%	3.27%	79.43%	(30.02)%	2.30%	3.10%
Net Assets, End of Period (000s)	$7,576	$9,055	$8,792	$5,681	$4,839	$7,395
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (c)
Gross	1.09%	1.08%	1.12%	1.10%	1.08%	1.10%
Net	0.97%	0.96%	1.00%	0.98%	0.96%	0.98%
Ratio of net investment income (loss) to average net assets(b)	1.27%	0.97%	1.04%	1.02%	0.65%	0.62%
Portfolio Turnover	12%	23%	33%	28%	24%	18%

*
Unaudited

(a)
Per share numbers have been calculated using the average shares method.

(b)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(c)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

(d)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30,	Years Ended March 31,
	2022*	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$21.11	$21.14	$15.06	$18.66	$18.83	$17.52
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.04	0.06	0.10	0.12	0.14	0.15
Net realized and unrealized gain/(loss) on securities	(3.90)	2.35	7.55	(0.19)	2.23	2.49
Total from Investment Operations	(3.86)	2.41	7.65	(0.07)	2.37	2.64
Less Distributions:
Dividends from net investment income	—	(0.05)	(0.10)	(0.15)	(0.12)	(0.18)
Distributions from realized capital gains	—	(2.39)	(1.47)	(3.38)	(2.42)	(1.15)
Total Distributions	—	(2.44)	(1.57)	(3.53)	(2.54)	(1.33)
Net Asset Value, End of Period	$17.25	$21.11	$21.14	$15.06	$18.66	$18.83
Total Return	(18.29)%	10.66%	51.83%	(2.98)%	14.16%	14.91%
Net Assets, End of Period (000s)	$103,679	$130,244	$137,485	$97,951	$137,643	$123,781
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.51%	1.50%	1.52%	1.54%	1.54%	1.54%
Net	1.18%	1.16%	1.22%	1.27%	1.25%	1.28%
Ratio of net investment income (loss) to average net assets(c)	0.44%	0.24%	0.53%	0.62%	0.72%	0.81%
Portfolio Turnover	17%	31%	41%	35%	57%	48%

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30,	Years Ended March 31,
	2022*	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$23.59	$23.39	$16.53	$20.18	$20.15	$18.65
Income from Investment Operations:
Net investment income (loss) (a) (b) (c)	0.09	0.16	0.20	0.21	0.23	0.24
Net realized and unrealized gain/(loss) on securities	(4.37)	2.60	8.30	(0.25)	2.40	2.65
Total from Investment Operations	(4.28)	2.76	8.50	(0.04)	2.63	2.89
Less Distributions:
Dividends from net investment income	—	(0.17)	(0.17)	(0.23)	(0.18)	(0.24)
Distributions from realized capital gains	—	(2.39)	(1.47)	(3.38)	(2.42)	(1.15)
Total Distributions	—	(2.56)	(1.64)	(3.61)	(2.60)	(1.39)
Net Asset Value, End of Period	$19.31	$23.59	$23.39	$16.53	$20.18	$20.15
Total Return	(18.14)%	11.09%	52.42%	(2.62)%	14.59%	15.34%
Net Assets, End of Period (000s)	$56,755	$64,418	$46,891	$9,624	$6,084	$6,064
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.26%	1.25%	1.27%	1.29%	1.29%	1.29%
Net	0.79%	0.78%	0.80%	0.90%	0.87%	0.93%
Ratio of net investment income (loss) to average net assets (c)	0.82%	0.62%	0.92%	1.04%	1.08%	1.17%
Portfolio Turnover	17%	31%	41%	35%	57%	48%

*
Unaudited

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Pear Tree Essex Environmental Opportunities Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30,	Seven Months Ended March 31,	Years Ended August 31,**
	2022*	2022(1)	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$16.13	$20.12	$12.63	$10.05	$10.69	$10.00
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	(0.02)	(0.09)	(0.06)	(0.06)	(0.02)	(0.03)
Net realized and unrealized gain/(loss) on securities	(3.12)	(2.69)	7.83	2.64	(0.62)	0.72
Total from Investment Operations	(3.14)	(2.78)	7.77	2.58	(0.64)	0.69
Less Distributions:
Dividends from net investment income	—	—	—	—	—	—
Distributions from realized capital gains	—	(1.21)	(0.28)	—	—	—
Total Distributions	—	(1.21)	(0.28)	—	—	—
Net Asset Value, End of Period	$12.99	$16.13	$20.12	$12.63	$10.05	$10.69
Total Return	(19.47)%	(14.67)%(4)	61.95%	25.67%	(5.99)%	6.90%
Net Assets, End of Period (000s)	$9,227	$9,601	$263	$44	$16	$17
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.59%	2.11%(3)	1.55%	2.66%	4.22%	4.94%
Net	1.23%	1.24%(3)	1.24%	1.24%	1.28%	1.43%
Ratio of net investment income (loss) to average net assets(c)	(0.35)%	(0.99)%(3)	(0.80)%	(0.63)%	(0.24)%	(0.54)%
Portfolio Turnover	15%	9%	41%	37%	30%	23%

The accompanying notes are an integral part of these financial statements.

Pear Tree Essex Environmental Opportunities Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30,	Seven Months Ended March 31,	Years Ended August 31,**
	2022*	2022(1)	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$16.32	$20.32	$12.72	$10.10	$10.71	$10.00
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	(0.01)	(0.08)	(0.07)	(0.03)	—(2)	(0.03)
Net realized and unrealized gain/(loss) on securities	(3.15)	(2.71)	7.95	2.65	(0.61)	0.74
Total from Investment Operations	(3.16)	(2.79)	7.88	2.62	(0.61)	0.71
Less Distributions:
Dividends from net investment income	—	—	—	—	—	—
Distributions from realized capital gains	—	(1.21)	(0.28)	—	—	—
Total Distributions	—	(1.21)	(0.28)	—	—	—
Net Asset Value, End of Period	$13.16	$16.32	$20.32	$12.72	$10.10	$10.71
Total Return	(19.36)%	(14.57)%(4)	62.39%	25.94%	(5.70)%	7.10%
Net Assets, End of Period (000s)	$57,148	$66,215	$66,561	$22,494	$8,893	$6,286
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.34%	2.30%(3)	1.30%	2.41%	3.97%	4.69%
Net	0.99%	0.99%(3)	0.99%	0.99%	1.03%	1.18%
Ratio of net investment income (loss) to average net assets(c)	(0.10)%	(0.77)%(3)	(0.55)%	(0.37)%	(0.02)%	(0.36)%
Portfolio Turnover	15%	9%	41%	37%	30%	23%

The accompanying notes are an integral part of these financial statements.

Pear Tree Essex Environmental Opportunities Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	R6 Shares
	Six Months Ended September 30, 2022*	Commencement of Operations to the Seven Months Ended March 31, 2022 (1)
Net Asset Value, Beginning of Period	$7.46	$10.00
Income from Investment Operations:
Net investment income (loss) (a) (b) (c)	—	(0.03)
Net realized and unrealized gain/(loss) on securities	(1.44)	(1.30)
Total from Investment Operations	(1.44)	(1.33)
Less Distributions:
Dividends from net investment income	—	—
Distributions from realized capital gains	—	(1.21)
Total Distributions	—	(1.21)
Net Asset Value, End of Period	$6.02	$7.46
Total Return	(19.30)%	(15.00)% (4)
Net Assets, End of Period (000s)	$1,232	$1,293
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.19%	2.08% (3)
Net	0.95%	0.95% (3)
Ratio of net investment income (loss) to average net assets(c)	(0.06)	(0.71)% (3)
Portfolio Turnover	15%	9%

*
Unaudited

(1)
Commenced operations September 1, 2021.

(2)
Rounds to less than $0.005 per share

(3)
Annualized

(4)
Not Annualized

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

**
Figures presented are for Essex Environmental Opportunities Fund, which was merged into Environmental Opportunities Fund on August 31, 2021. At the time of the transaction, Environmental Opportunities Fund was a new series of the Trust without any assets or liabilities. For more information relating to that transaction, see Note 1.

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30,	Years Ended March 31,
	2022*	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$23.65	$29.76	$18.21	$20.86	$23.29	$20.40
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.12	0.02	(0.04)	0.22	0.38	0.32
Net realized and unrealized gain/(loss) on securities	(6.03)	(3.83)	11.83	(2.53)	(2.36)	2.85
Total from Investment Operations	(5.91)	(3.81)	11.79	(2.31)	(1.98)	3.17
Less Distributions:
Dividends from net investment income	—	(0.40)	(0.24)	(0.34)	(0.45)	(0.28)
Distributions from realized capital gains	—	(1.90)	—	—	—	—
Total Distributions	—	(2.30)	(0.24)	(0.34)	(0.45)	(0.28)
Net Asset Value, End of Period	$17.74	$23.65	$29.76	$18.21	$20.86	$23.29
Total Return	(24.99)%	(13.75)%	64.78%	(11.35)%	(8.31)%	15.63%
Net Assets, End of Period (000s)	$64,190	$87,401	$109,522	$64,322	$89,347	$110,502
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.75%	1.64%	1.68%	1.70%	1.67%	1.07%
Net	1.53%	1.42%	1.46%	1.48%	1.46%	0.97%
Ratio of net investment income (loss) to average net assets(c)	1.17%	0.09%	(0.16)%	1.01%	1.81%	1.46%
Portfolio Turnover	59%	103%	128%	104%	172%(e)	50%

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30,	Years Ended March 31,
	2022*	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$24.04	$30.22	$18.47	$21.16	$23.63	$20.69
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	0.16	0.13	0.06	0.26	0.48	0.40
Net realized and unrealized gain/(loss) on securities	(6.13)	(3.90)	12.02	(2.52)	(2.42)	2.89
Total from Investment Operations	(5.97)	(3.77)	12.08	(2.26)	(1.94)	3.29
Less Distributions:
Dividends from net investment income	—	(0.51)	(0.33)	(0.43)	(0.53)	(0.35)
Distributions from realized capital gains	—	(1.90)	—	—	—	—
Total Distributions	—	(2.41)	(0.33)	(0.43)	(0.53)	(0.35)
Net Asset Value, End of Period	$18.07	$24.04	$30.22	$18.47	$21.16	$23.63
Total Return	(24.83)%	(13.43)%	65.44%	(11.02)%	(7.94)%	16.01%
Net Assets, End of Period (000s)	$4,755	$6,247	$6,885	$4,440	$5,061	$7,872
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.51%	1.39%	1.43%	1.45%	1.41%	0.82%
Net	1.17%	1.05%	1.09%	1.11%	1.08%	0.61%
Ratio of net investment income (loss) to average net assets (c)	1.55%	0.46%	0.21%	1.19%	2.21%	1.80%
Portfolio Turnover	59%	103%	128%	104%	172%(e)	50%

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	R6 Shares
	Six Months Ended September 30, 2022*	Years Ended March 31,			January 28, 2019 (1) through March 31, 2019
		2022	2021	2020
Net Asset Value, Beginning of Period	$10.41	$14.49	$8.96	$10.47	$10.00
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.08	0.07	0.04	0.18	0.01
Net realized and unrealized gain/(loss) on securities	(2.66)	(1.72)	5.83	(1.26)	0.46
Total from Investment Operations	(2.58)	(1.65)	5.87	(1.08)	0.47
Less Distributions:
Dividends from net investment income	—	(0.53)	(0.34)	(0.43)	—
Distributions from realized capital gains	—	(1.90)	—	—	—
Total Distributions	—	(2.43)	(0.34)	(0.43)	—
Net Asset Value, End of Period	$7.83	$10.41	$14.49	$8.96	$10.47
Total Return	(24.78)%	(13.44)%	65.58%	(10.95)%	4.70% (3)
Net Assets, End of Period (000s)	$899	$1,183	$1,282	$566	$105
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.36%	1.24%	1.28%	1.30%	1.64% (2)
Net	0.99%	0.99%	0.99%	0.99%	0.99% (2)
Ratio of net investment income (loss) to average net assets(c)	1.73%	0.52%	0.29%	1.58%	0.44% (2)
Portfolio Turnover	59%	103%	128%	104%	172% (e)

*
Unaudited

(1)
Commenced operations January 28, 2019

(2)
Annualized.

(3)
Not Annualized.

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

(e)
Turnover is higher due to Emerging Markets acquiring assets of Pear Tree PanAgora Risk Parity Emerging Markets Fund as of May 8, 2018.

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30,	Years Ended March 31,
	2022*	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$22.68	$24.33	$14.83	$20.77	$21.75	$19.15
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.29	0.35	0.23	0.44	0.38	0.29
Net realized and unrealized gain/(loss) on securities	(6.02)	(1.76)	9.62	(6.13)	(1.17)	2.44
Total from Investment Operations	(5.73)	(1.41)	9.85	(5.69)	(0.79)	2.73
Less Distributions:
Dividends from net investment income	—	(0.24)	(0.35)	(0.25)	(0.11)	(0.13)
Distributions from realized capital gains	—	—	—	—	(0.08)	—
Total Distributions	—	(0.24)	(0.35)	(0.25)	(0.19)	(0.13)
Net Asset Value, End of Period	$16.95	$22.68	$24.33	$14.83	$20.77	$21.75
Total Return	(25.26)%	(5.84)%	66.76%	(27.75)%	(3.56)%	14.27%
Net Assets, End of Period (000s)	$304,793	$424,110	$524,972	$435,137	$784,820	$886,354
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.53%	1.50%	1.50%	1.50%	1.51%	1.51%
Net	1.43%(f)	1.40%(e)	1.40%	1.40%	1.41%	1.41%
Ratio of net investment income (loss) to average net assets(c)	2.82%	1.45%	1.18%	2.13%	1.80%	1.39%
Portfolio Turnover	7%	19%	23%	28%	12%	30%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30,	Years Ended March 31,
	2022*	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$22.59	$24.25	$14.78	$20.71	$21.71	$19.10
Income from Investment Operations:
Net investment income (loss) (a(b)(c)	0.33	0.44	0.31	0.50	0.42	0.33
Net realized and unrealized gain/(loss) on securities	(6.00)	(1.76)	9.60	(6.09)	(1.14)	2.49
Total from Investment Operations	(5.67)	(1.32)	9.91	(5.59)	(0.72)	2.82
Less Distributions:
Dividends from net investment income	—	(0.34)	(0.44)	(0.34)	(0.20)	(0.21)
Distributions from realized capital gains	—	—	—	—	(0.08)	—
Total Distributions	—	(0.34)	(0.44)	(0.34)	(0.28)	(0.21)
Net Asset Value, End of Period	$16.92	$22.59	$24.25	$14.78	$20.71	$21.71
Total Return	(25.10)%	(5.51)%	67.42%	(27.50)%	(3.20)%	14.75%
Net Assets, End of Period (000s)	$2,181,461	$3,199,601	$2,962,171	$1,740,528	$2,509,455	$1,346,164
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.28%	1.26%	1.25%	1.25%	1.26%	1.26%
Net	1.06%(f)	1.04%(e)	1.03%	1.03%	1.04%	1.04%
Ratio of net investment income (loss) to average net assets(c)	3.22%	1.84%	1.56%	2.45%	1.98%	1.57%
Portfolio Turnover	7%	19%	23%	28%	12%	30%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	R6 Shares
	Six Months Ended September 30,	Years Ended March 31,
	2022*	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.42	$12.43	$7.72	$10.97	$11.65	$10.34
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	0.17	0.24	0.17	0.25	0.25	0.19
Net realized and unrealized gain/(loss) on securities	(3.03)	(0.91)	4.98	(3.16)	(0.64)	1.34
Total from Investment Operations	(2.86)	(0.67)	5.15	(2.91)	(0.39)	1.53
Less Distributions:
Dividends from net investment income	—	(0.34)	(0.44)	(0.34)	(0.21)	(0.22)
Distributions from realized capital gains	—	—	—	—	(0.08)	—
Total Distributions	—	(0.34)	(0.44)	(0.34)	(0.29)	(0.22)
Net Asset Value, End of Period	$8.56	$11.42	$12.43	$7.72	$10.97	$11.65
Total Return	(25.04)%	(5.46)%	67.52%	(27.43)%	(3.15)%	14.79%
Net Assets, End of Period (000s)	$534,578	$700,956	$676,695	$384,224	$325,774	$275,084
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.13%	1.10%	1.10%	1.10%	1.11%	1.10%
Net	0.96% (f)	0.95% (e)	0.94%	0.94%	0.98%	1.01%
Ratio of net investment income (loss) to average net assets:(c)	3.29%	1.90%	1.66%	2.28%	2.22%	1.58%
Portfolio Turnover	7%	19%	23%	28%	12%	30%

*
Unaudited

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

(e)
Ratio (Net) would have been 1.39% for Ordinary, 1.03% for Institutional and 0.94% for R6 if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the fund.

(f)
Ratio (Net) would have been 1.40% for Ordinary, 1.03% for Institutional and 0.94% for R6 if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the fund.

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30,	Years Ended March 31,
	2022*	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$15.76	$16.54	$10.07	$13.56	$15.63	$13.71
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	0.22	0.20	0.12	0.65	0.33	0.28
Net realized and unrealized gain/(loss) on securities	(3.95)	(0.63)	6.88	(3.76)	(1.84)	2.07
Total from Investment Operations	(3.73)	(0.43)	7.00	(3.11)	(1.51)	2.35
Less Distributions:
Dividends from net investment income	—	(0.15)	(0.53)	(0.38)	(0.24)	(0.29)
Distributions from realized capital gains	—	(0.20)	—	—	(0.32)	(0.14)
Total Distributions	—	(0.35)	(0.53)	(0.38)	(0.56)	(0.43)
Net Asset Value, End of Period	$12.03	$15.76	$16.54	$10.07	$13.56	$15.63
Total Return	(23.67)%	(2.72)%	70.25%	(23.73)%	(9.33)%	17.15%
Net Assets, End of Period (000s)	$125,376	$170,731	$194,665	$133,912	$222,526	$319,531
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.52%	1.51%	1.53%	1.53%	1.53%	1.52%
Net	1.42%	1.41%	1.43%	1.43%	1.43%	1.42%
Ratio of net investment income (loss) to average net assets (c)	3.14%	1.15%	0.90%	4.85%	2.29%	1.85%
Portfolio Turnover	7%	29%	35%	33%	52%	26%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30,	Years Ended March 31,
	2022*	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$15.77	$16.54	$10.07	$13.57	$15.66	$13.73
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.25	0.25	0.17	0.69	0.37	0.32
Net realized and unrealized gain/(loss) on securities	(3.97)	(0.61)	6.88	(3.76)	(1.83)	2.09
Total from Investment Operations	(3.72)	(0.36)	7.05	(3.07)	(1.46)	2.41
Less Distributions:
Dividends from net investment income	—	(0.21)	(0.58)	(0.43)	(0.31)	(0.34)
Distributions from realized capital gains	—	(0.20)	—	—	(0.32)	(0.14)
Total Distributions	—	(0.41)	(0.58)	(0.43)	(0.63)	(0.48)
Net Asset Value, End of Period	$12.05	$15.77	$16.54	$10.07	$13.57	$15.66
Total Return	(23.59)%	(2.29)%	70.84%	(23.50)%	(8.95)%	17.56%
Net Assets, End of Period (000s)	$553,214	$753,426	$625,221	$367,321	$766,409	$593,619
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.27%	1.26%	1.28%	1.28%	1.28%	1.27%
Net	1.05%	1.04%	1.06%	1.06%	1.06%	1.05%
Ratio of net investment income (loss) to average net assets (c)	3.49%	1.49%	1.27%	5.02%	2.57%	2.08%
Portfolio Turnover	7%	29%	35%	33%	52%	26%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	R6 Shares
	Six Months Ended September 30,	Years Ended March 31,
	2022*	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.53	$12.20	$7.53	$10.25	$12.02	$10.63
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	0.18	0.17	0.13	0.55	0.24	0.26
Net realized and unrealized gain/(loss) on securities	(2.90)	(0.43)	5.12	(2.83)	(1.38)	1.62
Total from Investment Operations	(2.72)	(0.26)	5.25	(2.28)	(1.14)	1.88
Less Distributions:
Dividends from net investment income	—	(0.21)	(0.58)	(0.44)	(0.31)	(0.35)
Distributions from realized capital gains	—	(0.20)	—	—	(0.32)	(0.14)
Total Distributions	—	(0.41)	(0.58)	(0.44)	(0.63)	(0.49)
Net Asset Value, End of Period	$8.81	$11.53	$12.20	$7.53	$10.25	$12.02
Total Return	(23.59)%	(2.23)%	70.90%	(23.46)%	(8.95)%	17.66%
Net Assets, End of Period (000s)	$207,724	$259,496	$129,822	$96,708	$74,795	$11,160
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.12%	1.12%	1.13%	1.13%	1.14%	1.12%
Net	1.02%	1.02%	1.03%	1.03%	1.05%	1.02%
Ratio of net investment income (loss) to average net assets(c)	3.53%	1.35	1.32%	5.62%	2.28%	2.12%
Portfolio Turnover	7%	29%	35%	33%	52%	26%

*
Unaudited

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Six Months Ended September 30, 2022*	Years Ended March 31,			January 30, 2019(1) through March 31, 2019
		2022	2021	2020
Net Asset Value, Beginning of Period	$12.69	$13.95	$7.98	$10.60	$10.00
Income from Investment Operations:
Net investment income (loss)(a)(c)	0.11	0.10	0.01	(0.05)	(0.04)
Net realized and unrealized gain/(loss) on securities	(3.45)	0.23	6.05	(2.54)	0.64
Total from Investment Operations	(3.34)	0.33	6.06	(2.59)	0.60
Less Distributions:
Dividends from net investment income	—	(0.16)	—	—	—
Distributions from realized capital gains	—	(1.43)	(0.09)	(0.03)	—
Total Distributions	—	(1.59)	(0.09)	(0.03)	—
Net Asset Value, End of Period	$9.35	$12.69	$13.95	$7.98	$10.60
Total Return	(26.32)%	1.90%	76.07%	(24.50)%	6.00%(3)
Net Assets, End of Period (000s)	$96	$131	$86	$49	$63
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.53%	1.63%	1.62%	1.90%	4.54%(2)
Net	1.53%	1.63%	1.62%	1.90%	4.54%(2)
Ratio of net investment income (loss) to average net assets(c)	2.03%	0.72%	0.12%	(0.44)%	(3.52)%(2)
Portfolio Turnover	35%	51%	55%	142%(e)	22%(3)

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Six Months Ended September 30, 2022*	Years Ended March 31,			January 30, 2019(1) through March 31, 2019
		2022	2021	2020
Net Asset Value, Beginning of Period	$12.83	$14.06	$8.02	$10.60	$10.00
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.13	0.18	0.06	(0.01)	(0.04)
Net realized and unrealized gain/(loss) on securities	(3.48)	0.21	6.07	(2.54)	0.64
Total from Investment Operations	(3.35)	0.39	6.13	(2.55)	0.60
Less Distributions:
Dividends from net investment income	—	(0.19)	—	—	—
Distributions from realized capital gains	—	(1.43)	(0.09)	(0.03)	—
Total Distributions	—	(1.62)	(0.09)	(0.03)	—
Net Asset Value, End of Period	$9.48	$12.83	$14.06	$8.02	$10.60
Total Return	(26.11)%	2.37%	76.56%	(24.10)%	6.00%(3)
Net Assets, End of Period (000s)	$2,859	$3,682	$12,314	$6,995	$9,245
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.28%	1.34%	1.37%	1.65%	4.29%(2)
Net	1.16%	1.22%	1.25%	1.53%	4.17%(2)
Ratio of net investment income (loss) to average net assets(c)	2.40%	1.21%	0.49%	(0.05)%	(3.15)%(2)
Portfolio Turnover	35%	51%	55%	142%(e)	22%(3)

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	R6 Shares
	Six Months Ended September 30, 2022*	Years Ended March 31,			January 30, 2019 (1) through March 31, 2019
		2022	2021	2020
Net Asset Value, Beginning of Period	$12.82	$14.07	$8.02	$10.60	$10.00
Income from Investment Operations:
Net investment income (loss) (a) (c)	0.14	0.15	0.06	(0.01)	(0.04)
Net realized and unrealized gain/(loss) on securities	(3.49)	0.23	6.08	(2.53)	0.64
Total from Investment Operations	(3.35)	0.38	6.14	(2.54)	0.60
Less Distributions:
Dividends from net investment income	—	(0.20)	—	(0.01)	—
Distributions from realized capital gains	—	(1.43)	(0.09)	(0.03)	—
Total Distributions	—	(1.63)	(0.09)	(0.04)	—
Net Asset Value, End of Period	$9.47	$12.82	$14.07	$8.02	$10.60
Total Return	(26.13)%	2.25%	76.69%	(24.08)%	6.00% (3)
Net Assets, End of Period (000s)	$17,156	$22,121	$11,490	$6,240	$1,371
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.13%	1.29%	1.22%	1.50%	4.14% (2)
Net	1.13%	1.29%	1.22%	1.50%	4.14% (2)
Ratio of net investment income (loss) to average net assets(c)	2.43%	1.11%	0.51%	(0.08)%	(3.12)% (2)
Portfolio Turnover	35%	51%	55%	142% (e)	22% (3)

*
Unaudited

(1)
Commenced operations January 30, 2019.

(2)
Annualized

(3)
Not Annualized

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

(e)
Turnover is higher due to a change in strategy as of January 1, 2020.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2022 (Unaudited)
1. Organization of the Trust
Pear Tree Funds, (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of September 30, 2022, the Trust had seven separate series (each a “Fund” and collectively the “Funds”), offering shares of beneficial interest, each Fund having its own investment objective and principal strategy.
The current Funds are:
Pear Tree Polaris Small Cap Fund (“Small Cap”), which seeks maximum long-term capital appreciation.
Pear Tree Quality Fund (“Quality”), which seeks long-term growth of capital.
Pear Tree Essex Environmental Opportunities Fund (“Environmental Opportunities”), which seeks long-term growth of capital.
Pear Tree Axiom Emerging Markets World Equity Fund (“Emerging Markets World Equity”), which seeks long-term growth of capital.
Pear Tree Polaris Foreign Value Fund (“Foreign Value”), which seeks long-term capital growth and income.
Pear Tree Polaris Foreign Value Small Cap Fund (“Foreign Value Small Cap”), which seeks long-term capital growth and income.
Pear Tree Polaris International Opportunities Fund (“International Opportunities”), which seeks long-term capital appreciation.
Each of the Funds is a “non-diversified company,” within the meaning of the 1940 Act, other than Emerging Markets World Equity and Environmental Opportunities, each of which is a “diversified company.”
As the Trust is an investment company, each Fund accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.
The Trustees of the Trust (the ‘Trustees”) have authorized each Fund to issue three classes of shares, designated as Ordinary Shares, Institutional Shares and R6 Shares. The three classes differ principally in their respective expense structures and minimum investment requirements. Each class of shares of a Fund represents an interest in the same portfolio of investments of that Fund and has equal rights to voting (except as noted in the following sentence), redemptions, dividends and liquidation. Ordinary Shares bear distribution (Rule 12b-1) fees and have exclusive voting rights with respect to the distribution plan that has been adopted by Ordinary Share shareholders pursuant to Rule 12b-1. There is no 12b-1 distribution plan applicable to Institutional Shares or R6 shares of any Fund. During the period covered by these financial statements, each Fund offered Ordinary Shares and Institutional Shares. R6 Shares are currently offered only by Environmental Opportunities, Emerging Markets World Equity, Foreign Value, Foreign Value Small Cap and International Opportunities.
At times, a Fund’s investments may include investments in industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. To the extent that a Fund is permitted to invest in foreign markets, especially emerging markets or countries with limited or developing markets, such investments may subject the Fund to a greater degree of risk than similar investments in the U.S. market or a developed market. Risks associated with these foreign and developing markets include political, social or economic factors and may affect the price of a Fund’s investments and income generated by these investments, as well as a Fund’s ability to repatriate such amounts. Information regarding each Fund’s principal investment risks is contained in the Funds’ prospectus. Please refer to the Funds’ prospectus when considering a Fund’s investment risks.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2022 (Unaudited)
Essex Reorganization
Pear Tree Essex Environmental Opportunities Fund, (the “Successor Fund”) commenced investment operations as a new series of the Trust on September 1, 2021 with three authorized classes: R6 Shares, Ordinary Shares and Institutional Shares. Immediately prior to commencing operations, the Successor Fund had acquired the assets and assumed the liabilities of Essex Environmental Opportunities Fund (the “Predecessor Fund”) in a tax-free reorganization (the “Reorganization”), as set out in an Agreement and Plan of Reorganization (the “Plan of Reorganization”). The Predecessor Fund had offered two classes of shares: Investor Class shares and Institutional Class shares. The Plan of Reorganization was approved by the Predecessor Fund’s Board of Trustees on February 11, 2021, by the Successor Fund’s Trustees on May 19, 2021, and by the Predecessor Fund’s shareholders on August 16, 2021. The Reorganization was effected after the close of business on August 31, 2021. As a result of the Reorganization, the Successor Fund also assumed the performance and accounting history of the Predecessor Fund. Financial information included herein for the dates on or before August 31, 2021 is that of the Predecessor Fund.
As part of the Reorganization, each shareholder of the Predecessor Fund received the same aggregate share net asset value in the corresponding class of the Successor Fund as noted below. No Predecessor Fund shareholder received any R6 Shares of the Successor Fund:
Predecessor Fund			Successor Fund
Class	Aggregate No. of Shares	Aggregate Net Asset Value	Class	Aggregate No. of Shares	Aggregate Net Asset Value
Investor Class	13,094	$263,409	Ordinary Shares	13,094	$263,409
Institutional Class	3,276,149	$66,560,974	Institutional Shares	3,276,149	$66,560,974
			R6 Shares	—	$—
The aggregate amount of net unrealized appreciation of the Predecessor Fund’s investments transferred to the Successor Fund was as of August 31, 2021 $15,797,686.
Each of the Predecessor Fund and Successor Fund has as its investment objective to seek long-term growth of capital.
At the time of the Reorganization the Successor Fund had a fiscal year end of March 31, and the Predecessor Fund’s fiscal year end was August 31. On October 21, 2021, the Successor Fund’s Trustees changed the Successor Fund’s fiscal year end to March 31, to correspond to the fiscal year end applicable to each of the other Pear Tree Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry.
Security Valuation
Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded. If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Trustees, which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2022 (Unaudited)
based upon the prevailing exchange rate at the time of valuation. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when Fund shareholders are not able to buy or sell Fund shares. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.
The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input (with Level 1 being the highest level input and Level 3 being the lowest level input) that is significant to the fair value measurement in its entirety.
Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.
Prior to the reorganization of Essex Environmental Opportunities Fund (see Note 1) into Pear Tree Essex Environmental Opportunities Fund, assets and liabilities of the Predecessor Fund were purportedly valued in accordance with the valuation policies then-applicable to the Predecessor Fund. Those valuation policies are different than the valuation policies of Pear Tree Funds. Financial information included in this report relating to or based upon values of the investments of the Predecessor Fund have not been restated using the valuation policies of Pear Tree Funds.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2022 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value each Fund’s net assets as of September 30, 2022:
	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Market Value at September 30, 2022
	Level 1	Level 2	Level 3	Total
Small Cap
Common Stock*	$66,306,749	$—	$—	$66,306,749
Real Estate Investment Trust	1,225,141	—	—	1,225,141
Short-Term Investments	1,780,741	—	—	1,780,741
Total	$69,312,631	$—	$—	$69,312,631
Quality
Common Stock*	$129,937,086	$—	$—	$129,937,086
Depositary Receipts	27,985,595	—	—	27,985,595
Short-Term Investments	2,564,876	—	—	2,564,876
Total	$160,487,557	$—	$—	$160,487,557
Environmental Opportunities
Common Stock*	$59,580,041	$—	$—	$59,580,041
Real Estate Investment Trusts	1,742,644	—	—	1,742,644
Short-Term Investments	6,268,333	—	—	6,268,333
Total	$67,591,018	$—	$—	$67,591,018
Emerging Markets World Equity
Common Stock*	$58,694,654	$—	$—	$58,694,654
Depositary Receipts	5,725,068	—	—	5,725,068
Mutual Funds	1,796,564	—	—	1,796,564
Preferred Stock	295,227	—	—	295,227
P-Notes	—	1,781,418	—	1,781,418
Rights	488	—	—	488
Short Term Investments	1,094,423	—	—	1,094,423
Total	$67,606,424	$1,781,418	$—	$69,387,842
Foreign Value
Common Stock*	$2,953,198,904	$18,989,161	$6,730	$2,972,194,795
Depositary Receipts	14,198,425	—	—	14,198,425
Warrants	94,581	—	—	94,581
Short-Term Investments	11,646,835	—	—	11,646,835
Total	$2,979,138,745	$18,989,161	$6,730	$2,998,134,636

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2022 (Unaudited)
	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Market Value at September 30, 2022
	Level 1	Level 2	Level 3	Total
Foreign Value Small Cap
Common Stock*	$822,386,866	$38,470,103	$—	$860,856,969
Short-Term Investments	20,725,084	—	—	20,725,084
Total	$843,111,950	$38,470,103	$—	$881,582,053
International Opportunities
Common Stock*	$18,484,619	$593,566	$—	$19,078,185
Short-Term Investments	1,003,960	—	—	1,003,960
Total	$19,488,579	$593,566	$—	$20,082,145
At September 30, 2022 there were two Level 3 securities held by Emerging Markets World Equity. The aggregate market value of these securities was $0 at September 30, 2022. No Level 3 securities were held in the Small Cap, Quality, Environmental Opportunities, Foreign Value Small Cap or International Opportunities Funds. The following is a reconciliation of the Level 3 assets for which unobservable inputs were used to determine fair value for Foreign Value at September 30, 2022.
Foreign Value Common Stock
Balance as of 3/31/2022	$4,995
Realized gain (loss)	—
Changed in unrealized appreciation (depreciation)	1,735
Purchases	—
Sales	—
Transfer into Level 3	—
Transfer out of Level 3	—
Balance as of 9/30/2022	$6,730

*
Refer to Schedule of Investments for breakout by industry or country.

*
Transfers between Levels are recognized at the end of the reporting period.

*
At September 30, 2022 Small Cap, Quality, Environmental Opportunities, Emerging Markets, Foreign Value, Foreign Value Small Cap and International Opportunities had no transfers.

*
For each Fund Small Cap, Quality and Environmental Opportunities, no common stock was labeled as Level 2 as of September 30, 2022. For Emerging Markets, Foreign Value, Foreign Value Small Cap and International Opportunities, the aggregate market value of common stock labeled as Level 2 consists of the market value of the common stock labeled as Level 2 in the following industries.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2022 (Unaudited)
	Emerging Markets World Equity	Foreign Value	Foreign Value Small Cap	International Opportunities
Banks	$1,230,092	$18,989,161	$38,470,103	$314,003
Diversified Financial Services	241,927	—	—	279,563
Oil, Gas & Consumable Fuels	309,399	—	—	—
	$1,781,418	$18,989,161	$38,470,103	$593,566

*
Market value of common stock labeled as Level 3 in Emerging Markets and Foreign Value consists of the market value of the common stock labeled as Level 3 in the following industries:

	Emerging Markets World Equity	Foreign Value
Food & Staples Retailing	$0	$—
Semiconductors & Semiconductor Equipment	0	—
Metals & Mining	—	6,730
	$0	$6,730
No other Fund held common stock labeled as Level 3 as of September 30, 2022.
The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2022;
Common Stock	Fair Value September 30, 2022	Valuation Methodologies	Unobservable Inputs (1)	Range	Impact to Valuation From a Decrease in Input (2)
Foreign Value	$6,730	Market Comparable	Comparability Adjustment	100%	Decrease

(1)
In determining certain of these inputs, management evaluates a variety of factors, including economic conditions, industry and market developments, and company specific developments.

(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from a decrease to the corresponding unobservable input. An increase to the observable input would have the opposite effect.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
Guarantees and Indemnifications
In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as, among other things, this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss with respect to these arrangements to be minimal.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2022 (Unaudited)
Subsequent Events
In preparing these financial statements, the Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financials were issued. There were no events or transactions that occurred during the period that materially impacted the accounts or disclosures in the Funds’ financial statements.
Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date (i.e., the date the order to buy or sell is executed, which may or may not be the settlement date). Dividend income, less foreign taxes withheld, is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Distributions received on securities that represent a return of capital or a capital gain are recorded as reductions of cost of investments and/or as realized gains. Each Fund estimates the components of distributions that may be considered nontaxable distributions or capital gain distributions for tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Each Fund’s investment income and realized and unrealized gains and losses are allocated among classes based upon the daily relative net assets.
Reverse Repurchase Agreements
When a Fund participates in a reverse repurchase transaction, the Funds’ custodian takes possession through the federal book-entry system of those securities of the counterparty collateralizing the counterparty’s obligation under the reverse repurchase transaction. Collateral is marked-to-market daily to confirm that the market value of the underlying assets remains sufficient to cover the counterparty’s obligation to the participating Fund. The Funds may experience costs and delays in liquidating the collateral if the counterparty or the issuer of the collateral defaults or enters into bankruptcy. At September 30, 2022, there was no outstanding Reverse Repurchase Agreements.
Counterparty Credit Risk
Some transactions in which a Fund may engage involve instruments that are not traded on an exchange. Rather, these instruments are traded between counterparties based on contractual relationships. As a result, the Fund is subject to the risk that the counterparty will not perform obligations under the related contract. Although the Fund expects to enter into transactions only with counterparties believed by the Fund's investment manager or sub-adviser to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.
The purchase of participatory notes involves risk that is in addition to the risks normally associated with a direct investment in the underlying securities. A participatory note (or “P-Note") a type of equity-linked derivative that generally is traded over-the-counter and constitutes general unsecured contractual obligations of the banks or broker-dealers that issue them. Generally, banks and broker-dealers associated with non-U.S.-based brokerage firms buy securities listed on certain foreign exchanges and then issue P-Notes which are designed to replicate the performance of certain issuers and markets. A Fund holding a participatory note is subject to the risk that the counterparty or issuer of the P-Note may not be able to fulfill its obligations or that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms. Additionally, while P-Notes may be listed on an exchange, there is no guarantee that the counterparty or issuer of a P-Note will be willing to repurchase such instrument when a Fund wishes to sell it.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2022 (Unaudited)
Foreign Currency Transactions
All monetary items denominated in foreign currencies are translated into U.S. dollars based on the prevailing exchange rate at the time of valuation. Income and expenses denominated in foreign currencies are translated at the prevailing rates of exchange when accrued or incurred.
Reported net realized gains and losses on foreign currency transactions represent net gains and losses from currency gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
Forward Foreign Currency Contracts
Certain Funds may engage in forward foreign currency contracts to manage their exposure to fluctuations in certain foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it is opened and the value at the time it is closed. In addition to the risks of financial investments mentioned above, risks arise from unanticipated movements in currency values. At September 30, 2022, there was no outstanding Forward Foreign Currency Contracts.
Spot Foreign Currency Contracts
Certain Funds may engage in spot foreign currency contracts. A spot foreign currency contract is an obligation to buy or sell with one currency a specified amount of another currency at the prevailing exchange rate for immediate settlement on the spot date, which is generally T + 2. Although these transactions are instantaneous and may mitigate unwanted foreign exchange exposure, they are subject to movements in the spot exchange rate (i.e., the prevailing exchange rate at the time of the transaction), which can be unpredictable.
At September 30, 2022, there were no outstanding Spot Foreign Currency Contracts.
Securities Lending
During the period covered by this report, no Fund lent any of its securities and the Funds currently are not participating in a securities lending program.
Allocations of Trust Expenses
Trust expenses attributable to a specific Fund are allocated in their entirety to that Fund. Trust expenses that are not attributable to a specific Fund are allocated among all Funds in proportion to the respective net assets of the Funds.
A Fund’s expenses allocable to a specific class of shares of that Fund, such as distribution (12b-1) fees and certain transfer agent and fund administration fees, are allocated to that class. Fund expenses that are not attributable to a specific class, which includes management fees and custody expenses, are allocated to all classes in proportion to the respective net assets of the Fund’s classes. (See Note 3.)
Income and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentages of adjusted net assets at the beginning of the day.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2022 (Unaudited)
Distributions to Shareholders
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by each Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Ordinary Shares incur distribution (12b-1) fees while Institutional Shares and R6 Shares do not. Distributions from net investment income for each Fund, if any, are declared and paid annually. Distributions from net realized gains for each Fund, if any, are generally declared and paid annually.
3. Management Fee, Advisory Contracts and Other Affiliate Transactions
Management Fees
The Trust has entered into a management agreement (the “Management Agreement”) with Pear Tree Advisors, Inc. (the “Manager”) with respect to each Fund. Compensation of the Manager, for management and administration of the Funds, including selection and monitoring of investment sub-advisers, is paid monthly based on the average daily net asset value of each Fund for the month. The annual stated contractual rate of such fees is 1.00 percent of the average daily total net assets of each of the Funds except for Small Cap, for which there is an annual rate of 0.80 percent of the average daily total net assets and Environmental Opportunities and International Opportunities, for which there is an annual rate of 0.90 percent of the average daily total net assets.
For the period of March 31, 2017 through July 31, 2023, with respect to Foreign Value and Foreign Value Small Cap, the Manager has agreed to waive a portion of its management fees that it would otherwise receive under the Management Agreement such that the actual aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of each such Fund would be calculated using an annual rate of 0.90 percent of that Fund’s Net Assets, as such term is defined in the Management Agreement. On and before July 31, 2023 this arrangement only may be terminated by the Trustees in their sole discretion.
Beginning December 1, 2013, the Manager has agreed until July 31, 2023 to waive a portion of its management fee relating to Quality Fund such that the aggregate management fee to be received by the Manager during the waiver period would be determined using (a) an annual rate of 0.75 percent of Quality Fund’s average daily net assets if the Quality Fund’s average daily net assets are up to and including $125 million, and (b) thereafter, an annual rate of 0.50 percent of Quality Fund’s average daily net assets for amounts in excess of  $125 million. On and before July 31, 2023, this arrangement only may be terminated by the Trustees in their sole discretion.
Beginning March 18, 2016 and most recently extended to July 31, 2023, the Manager has agreed to waive such portion of the management fees that it would otherwise receive under its agreement with the Trust for serving as investment manager to Emerging Markets World Equity Fund, such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of Emerging Markets World Equity Fund would be calculated using (a) an annual rate of 0.78 percent if Emerging Markets World Equity Fund’s net assets are up to $300 million, (b) an annual rate of 0.83 percent if Emerging Markets World Equity Fund’s net assets are between $300 million and $600 million, and (c) an annual rate of 0.88 percent if Emerging Markets World Equity Fund’s net assets are in excess of  $600 million. On and before July 31, 2023, this arrangement only may be terminated by the Trustees in their sole discretion.
In addition, under the Management Agreement, the Manager has agreed to reduce its compensation, and if necessary, assume expenses, with respect to Small Cap to the extent that the total expenses of Small Cap Fund individually exceed 2 percent of average net assets for any fiscal year. Small Cap Fund expenses subject to this limitation are exclusive of brokerage, interest, taxes and extraordinary expenses, which include incremental custody costs associated with international securities. Expenses are calculated gross of custody credits, if applicable.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2022 (Unaudited)
For the six months ended September 30, 2022 aggregate management fees inclusive of fee waivers, from all Funds were $23,325,342, as disclosed on the Statement of Operations.
Effective November 15, 2019 and most recently extended to July 31, 2023, the Manager has agreed to reimburse the Emerging Markets Fund R6 Shares and Foreign Value Fund R6 Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.99% and 0.94% respectively . Reimbursed expenses do not include amounts paid to a third party to assist in reclaiming EU tax overpayments made by the Fund. On and before July 31, 2023 this arrangement only may be terminated by the Trustees in their sole discretion.
Since June 1, 2020 and most recently extended to July 31, 2023, the Manager has agreed to reimburse the Pear Tree Quality Fund Institutional Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.79%. On and before July 31, 2023 this arrangement only may be terminated by the Trustees in their sole discretion.
Since September 1, 2021 and most recently extended to July 31, 2023, the Manager has agreed to reimburse the Environmental Opportunities Fund Ordinary Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 1.24%, Institutional Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.99%, and R6 Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.95% . On and before July 31, 2023 this arrangement only may be terminated by the Trustees in their sole discretion.
Except with respect to Environmental Opportunities, neither the Manager nor any Sub-Adviser may recoup any amount of those fees that have been waived or fund expenses that have been reimbursed by the Manager or any Sub-Adviser.
With respect to Environmental Opportunities, prior to the Reorganization (see Note 1), the Sub-Adviser, as the investment manager of the Predecessor Fund, was entitled to recoup expenses from the Predecessor Fund. At the time of the Reorganization, the Sub-Adviser was entitled to recoup the following amounts from the Predecessor Fund:
Recoverable through
August 31, 2023	$195,335
August 31, 2024	$145,592
In accordance with its fee waiver/expense reimbursement agreement with the Trust with respect to Environmental Opportunities (the Successor Fund), the Manager has agreed that the Sub-Adviser may recoup from Environmental Opportunities (the Successor Fund) amounts the Sub-Adviser waived or reimbursed for the benefit of the Predecessor Fund, provided that such recoupment does not cause the expenses of Environmental Opportunities (the Successor Fund) to exceed the limitations provided for in that agreement between the Trust and the Manager.
Otherwise, with respect to Environmental Opportunities, neither the Manager nor the Sub-Adviser may recoup any amount of those fees that have been waived or fund expenses that have been reimbursed by the Manager or the Sub-Adviser.
Sub-Advisory Fees
The Manager has entered into sub-advisory contracts with the following sub advisers (collectively the “Sub-Advisers”) to provide investment sub-advisory services to the following Funds: Axiom International Investors, LLC (Emerging Markets World Equity), Chartwell Investment Partners, LLC, (Quality), Essex Investment Management Company, LLC (Environmental Opportunities) and Polaris Capital Management, LLC (Small Cap, Foreign Value, Foreign Value Small Cap and International Opportunities).

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2022 (Unaudited)
For services rendered, the Manager pays to the Sub-Advisers of a Fund a fee based on a percentage of the average daily total net assets of the Fund. The fee for each Fund is determined separately. During the six months ended September 30, 2022, the fees paid by the Manager to the Sub-Advisers of the Funds were as follows:
Small Cap	0.25% of the first $100 million and 0.30% of amounts in excess of $100 million but less than $200 million and 0.325% of amounts in excess of $200 million of average daily total net assets
Quality	A fee equal to the flat annual rate of $90,000.
Environmental Opportunities	0.38% of the average daily total net assets
Emerging Markets World Equity	0.35% for the first $100 Million and 0.40% of the amounts in excess of $100 million but less than $200 million and 0.45% of amounts in excess of $200 million of average daily total net assets
Foreign Value	0.35% of the first $35 million, 0.40% of amounts in excess of $35 million but less than $200 million and 0.50% of amounts in excess of $200 million of average daily total net assets
Foreign Value Small Cap	0.35% of the first $35 million and 0.40% of amounts in excess of $35 million but less than $200 million and 0.50% of assets in excess of $200 million of average daily total net assets
International Opportunities	0.30% of the first $35 million and 0.35% of amounts in excess of $35 million but less than $200 million and 0.45% of amounts in excess of $200 million of average daily total net assets.
As of March 31, 2017 and most recently extended through July 31, 2023, the Sub-Adviser to each of Foreign Value and Foreign Value Small Cap has contractually agreed to waive its sub-advisory fees such

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2022 (Unaudited)
that the aggregate sub-advisory fee that the Sub-Adviser would receive during the waiver period would be calculated using the following annual rates:
Foreign Value	0.30% of the first $35 million and 0.35% of amounts in excess of $35 million but less than $200 million and 0.45% of assets in excess of $200 million of average daily total net assets
Foreign Value Small Cap	0.30% of the first $35 million and 0.35% of amounts in excess of $35 million but less than $200 million and 0.45% of assets in excess of $200 million of average daily total net assets.
This sub-advisory fee waiver only may be terminated upon the termination of the corresponding management fee waiver, and the corresponding management fee waiver only may be terminated with the approval of the Trustees.
Distribution Fees, including Fees under 12b-1 Plans
The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the”12b-1 Plan”), which allows each Fund to pay certain distribution and shareholder servicing activities relating to Ordinary Shares from Fund assets. The Funds also have entered into a distribution agreement (the “Distribution Agreement”) with U.S. Boston Capital Corporation (the “Distributor”). For its services under the 12b-1 Plan and the Distribution Agreement, the Distributor receives the distribution (12b-1) fees, that is, 0.25 percent of the average daily net asset value of the Ordinary Shares of the Funds, payable monthly.
Holders of Institutional Shares and R6 Shares pay no portion of the 12b-1 Plan expenses of the Funds applicable to Ordinary Shares, and neither Institutional Shares nor R6 Shares are subject to any other distribution plan adopted pursuant to Rule 12b-1. Holders of Institutional Shares and R6 Shares also are not entitled to vote on matters involving the 12b-1 Plan applicable to Ordinary Shares.
During the six months ended September 30, 2022, the aggregate 12b-1 distribution fees of the Funds were $993,051, as disclosed on the Statement of Operations.
Transfer Agent Fees
Transfer agent functions are provided to the Funds by Pear Tree Institutional Services, a division of the Manager (the “Transfer Agent”), pursuant to a transfer agent agreement (the “Transfer Agent Agreement”). The Transfer Agent Agreement, provides that with respect to Ordinary Shares and Institutional Shares, base fees are payable to the Transfer Agent at an annual rate of 0.16 percent of the average daily total net asset value of each such class, and with respect to R6 Shares, base fees payable at an annual rate of 0.01 percent of the average daily total net asset value of R6 Shares. The Transfer Agent also is entitled to reimbursement of out of pocket expenses.
The Transfer Agent has contractually agreed to waive such portion of the base fees that it would otherwise receive for serving as the transfer agent such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of .04 percent of that Fund’s net assets attributable to Institutional Shares, these waivers are effective as follows:
 March 31, 2017 through July 31, 2023 for Small Cap, Foreign Value, and Foreign Value Small Cap.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2022 (Unaudited)
 June 1, 2017 through July 31, 2023 for Quality and Emerging Markets World Equity.
 January 1, 2019 through July 31, 2023 for International Opportunities.
 September 1, 2021 through July 31, 2023 for Environmental Opportunities.
Prior to July 31, 2023, these arrangements only may be terminated by the Trustees in their sole discretion.
During the six months ended September 30, 2022, the aggregate amount of transfer agent fees paid by the Funds, inclusive of fee waivers, was $1,422,919, as disclosed on the Statement of Operations.
Fund Administration Fees
Pursuant to an Administration Agreement, the Manager provides certain administrative services to the Funds. During the six months ended September 30, 2022, the aggregate amount of fees paid by all Funds pursuant to this agreement was $807,001, as disclosed on the Statement of Operations.
The Trustees have approved reimbursement to the Manager for a percentage of the compensation (including benefits) paid by the Manager to the Trust’s Chief Compliance Officer. For the six months ended September 30, 2022, the Trust reimbursed the Manager a portion of the Chief Compliance Officer’s compensation in the aggregate amount of $132,108.
Custody and Fund Accounting
UMB Fund Services, LLC serves as a fund administrator to each Fund. UMB Bank, n.a. serves as the custodian of each Fund’s assets.
To the knowledge of the Trust, neither is affiliated with the Manager, any Sub-Adviser, or the Distributor. Custody credits generated by interest earned on un-invested cash balances maintained by the Funds are used to offset custodial expenses of the Funds. For the six months ended September 30, 2022, there were no custody credits.
Trustees’ Fees
For the six months ended September 30, 2022, each Trustee who was not an “interested person” of the Trust, each, an “Independent Trustee”, as that term is defined in the 1940 Act, received a fee for serving in that role in the aggregate amount of $25,000 representing one-half of the annual fee, and each of the Chairman of the Audit Committee and the Lead Independent Trustee received additional fees for such period in the aggregate amount of $1,500 representing one-half of the annual additional fee. All fees paid to the Trustees were allocated among the Funds in proportion to their respective net assets. Compensation for the services of the Trustee who was an interested person of the Trust during that period was paid by the Manager.
Essex Environmental Opportunities Fund as of August 31, 2021
Essex Investment Management Company, LLC (“Essex”), under the terms of the former management agreement with Unified Series Trust (the “Predecessor Trust”) with respect to the Predecessor Fund (the “Essex Management Agreement”), managed the Predecessor Fund’s investments as investment manager up to August 31, 2021. As compensation for its management services, the Predecessor Fund was obligated to pay Essex a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the Predecessor Fund’s average daily net assets. For the fiscal year ended August 31, 2021, Essex earned a fee of  $351,850 from the Predecessor Fund before the waiver and reimbursement described below.
Up to August 31, 2021, Essex contractually agreed to waive its management fee and/or to reimburse certain operating expenses, but only to the extent necessary so that the Predecessor Fund’s total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2022 (Unaudited)
short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of the Predecessor Trust (the “Predecessor Board”); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Predecessor Trust officers and Trustees and contractual indemnification of Predecessor Fund service providers); and other expenses that the Predecessor Trustees agree have not been incurred in the ordinary course of the Predecessor Fund’s business, did not exceed 0.99% of the average daily net assets of the Predecessor Fund. The contractual agreement had been in place for the entire fiscal year ended August 31, 2021 of the Predecessor Fund, and would have been in place through December 31, 2022 but for the reorganization with the Successor Fund. For the fiscal year ended August 31, 2021, Essex waived fees and reimbursed expenses in the amount of  $145,592 for the Predecessor Fund. At August 31, 2021, the Predecessor Fund owed Essex $25,291. As of September 1, 2021, Pear Tree Advisor, Inc. (the “Manager”) is the investment manager of the Successor Fund and Essex is the sub-advisor.
Each waiver/expense payment by Essex was subject to recoupment by Essex from the Predecessor Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment could have been achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of August 31, 2021, the amounts of investment advisory fee waivers and expense reimbursements subject to recoupment were as follows:
Recoverable through
August 31, 2022	$189,034
August 31, 2023	$195,335
August 31, 2024	$145,592
For the year ended August 31, 2022, Essex did not receive any amount of recoupment payment from the successor fund.
For the fiscal year ended August 31, 2021, and each prior fiscal year of the Predecessor Fund, Ultimus Fund Solutions, LLC (“Ultimus”) provided administration, fund accounting and transfer agent services to the Predecessor Fund. The Predecessor Fund paid Ultimus fees in accordance with the Essex Management Agreements for such services. On September 1, 2021, the Manager became the administrator and Pear Tree Institutional Services, a division of the Manager, became the transfer agent. UMB Fund Services, LLC began providing fund accounting services and UMB Bank, n.a. began serving as the custodian.
For the fiscal year ended August 31, 2021, and each prior fiscal year of the Predecessor Fund, Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provided a Chief Compliance Officer to the Predecessor Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Predecessor Trust. Under the terms of such agreement, NLCS received fees from the Predecessor Fund, which had been approved annually by the Predecessor Board. Prior to April 1, 2021, Ultimus provided certain compliance services and Buttonwood Compliance Partners provided the Chief Compliance Officer to the Predecessor Trust. As of September 1, 2021, U.S. Boston Capital Corporation became the distributor and the Manager provided a Chief Compliance officer to the Successor Fund.
Under the terms of a Distribution Agreement with the Predecessor Trust, Ultimus Fund Distributors, LLC (the “Predecessor Distributor”) for the fiscal year ended August 31, 2021, and each prior fiscal year of the Predecessor Fund, served the Manager as principal underwriter to the Predecessor Fund. The Predecessor Distributor is a wholly owned subsidiary of Ultimus. The Predecessor Distributor was compensated by Essex (not the Successor Fund) for acting as principal underwriter.
For the fiscal year ended August 31, 2021, and each prior fiscal year of the Predecessor Fund, certain officers and a Trustee of the Predecessor Trust were also employees of Ultimus and were not paid by the Predecessor Fund for serving in such capacities.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2022 (Unaudited)
For the fiscal year ended August 31, 2021, and each prior fiscal year of the Predecessor Fund, the Predecessor Board supervised the business activities of the Predecessor Trust, and during those periods, the Chairman of the Board and more than 75% of the Predecessor Trustees were “Independent Trustees,” which means that they were not “interested persons” as defined in the 1940 Act. For the fiscal year ended August 31, 2021 each Independent Trustee of the Predecessor Trust, received annual compensation of $2,510 per fund from the Predecessor Trust, including the Predecessor Fund, except that the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each received annual compensation of  $2,960 per fund from the Predecessor Trust, and the Independent Chairman of the Board received $3,160 per fund from the Predecessor Trust. Independent Trustees also received $1,000 for attending each special in-person meeting and $250 for special telephonic meetings. Prior to January 1, 2021, these fees were $2,290 for non-chairmen and $2,740 for all chairmen. In addition, the Predecessor Trust reimbursed Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings. As of September 1, 2021, Trustees of Pear Tree Funds supervised the business activities of the Successor Fund.
The Predecessor Trust, with respect to the Predecessor Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Predecessor 12b-1 Plan”). Under the Predecessor 12b-1 Plan, the Predecessor Fund paid the Predecessor Distributor, Essex and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Investor Class shares in connection with the promotion and distribution of the Predecessor Fund’s Investor Class shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than then-current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Predecessor Fund or Essex paid all or a portion of these fees to any Recipient who rendered assistance in distributing or promoting the sale of shares, or who provided certain shareholder services, pursuant to a written agreement. For the fiscal year ended August 31, 2021, Investor Class shares’ 12b-1 Expenses incurred by the Predecessor Fund were $306.
4. Purchases and Sales
During the six months ended September 30, 2022, purchases of investment securities other than U.S. Government obligations and short-term investments for Small Cap, Quality, Environmental Opportunities, Emerging Markets, Foreign Value, Foreign Value Small Cap, and International Opportunities were $9,248,720, $29,231,219, $14,123,681, $47,139,937, $263,103,724, $116,829,492 and $8,782,494, respectively. Sales of such securities for the Funds were $10,759,568, $29,135,515, $9,492,054, $47,898,121, $295,344,507, $68,055,066, and $7,691,042, respectively.
5. Contingent Liability
The Trust maintains a joint fidelity bond with the Funds’ Transfer Agent through ICI Mutual Insurance Company (“ICI Mutual”). The annual premium is allocated among the Funds and the Transfer Agent. Additionally, the Funds committed $54,174 in cash (i.e., “reserve premium”) to ICI Mutual, with each Fund’s pro rata portion recorded as an asset. Such reserve premium is held by ICI Mutual (and is returnable to the Funds under specified circumstances).
6. Concentration of Risk
The relatively large investments of Emerging Markets, and from time to time, Foreign Value, Foreign Value Small Cap, and International Opportunities, in countries with limited or developing capital markets may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of each Fund’s investments and the income they generate, as well as each Fund’s ability to repatriate such amounts.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2022 (Unaudited)
7. Federal Income Taxes
It is the policy of the Funds to distribute all of their taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code (“IRC”) applicable to regulated investment companies. Therefore, no Federal income tax provision is required.
The tax components of capital shown in the following tables represent: (1) losses or deductions the portfolios may be able to offset against income and gains realized in future years, (2) distribution requirements the portfolios must satisfy under the income tax regulations, and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Certain Funds had capital loss carryovers at March 31, 2022. The accumulated capital losses noted in the table may be available to offset future realized capital gains and thereby reduce future taxable gain distributions.
March 31, 2022
	Capital Loss Carry Forward due to Merger Subject to Limitation	Capital Loss Short Term No Expiration Short Term	Capital Loss Long Term No Expiration Long Term	Total Capital Loss
Small Cap	$—	$—	$—	$—
Quality	—	—	—	—
Environmental Opportunities	—	—	—	—
Emerging Markets World Equity	(23,861,154)	—	—	(23,861,154)
Foreign Value	—	(41,996,555)	(91,493,860)	(133,490,415)
Foreign Value Small Cap	—	—	—	—
International Opportunities	—	—	—	—
Emerging Markets World Equity Fund’s acquired losses are subject to an annual Section 382 limit of $766,783.
Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by the tax authorities. Management has analyzed each Fund’s tax positions, and it has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2019-2021, or expected to be taken in the Fund’s 2022 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits with respect to any Fund will change materially in the next twelve months.

PEAR TREE FUNDS

INFORMATION FOR SHAREHOLDERS (Unaudited)

Quarterly Portfolio Disclosure
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT (and formerly Forms N-Q) are available on the SEC’s website at www.sec.gov. For a complete list of a fund’s portfolio holdings, you may also view the most recent monthly holdings report, semi-annual report or annual report on the Pear Tree Funds’ web site at www.peartreefunds.com.
Portfolio Proxy Voting Policies and Information
Information on the Funds’ proxy voting policies and on how the Pear Tree Funds voted proxies related to portfolio securities for the 12-month period ended June 30, 2022 is available without charge online at www.peartreefunds.com and at www.sec.gov. You may also call 1-800-326-2151 to request a free copy of the proxy voting information or the proxy voting policies.
Household Delivery of Fund Documents
With your consent, the Trust may send a single proxy statement, prospectus and shareholder report to your residence for you and any other member of your household who has an account with the Funds. If you wish to revoke your consent to this practice, you may do so by notifying the Fund’s transfer agent, by phone or in writing (see “For Account Information”). The mailing of separate proxy statements, prospectuses and shareholder reports will begin within 30 days after receiving your notice.

PEAR TREE FUNDS

MANAGEMENT CONTRACT AND ADVISORY CONTRACT APPROVAL

Annual Approval of Management Contract and Sub-Advisory Agreements
The Trustees, including the Independent Trustees, oversee the management of each Fund. As required by law, the Trustees, including the Independent Trustees acting separately, determine whether to approve amendments to the Management Contract, any new or amended Sub-Advisory Agreement. They also determine annually whether to continue the Management Contract with respect to each Fund as well as the Sub-Advisory Agreement for each Fund.
At their May 25, 2022 meeting, the Trustees considered the Management Contract and each Sub-Advisory Agreement and with respect to each Fund, other than the sub-advisory agreement for Environmental Opportunities Fund. In connection with that meeting, the Trustees received and reviewed a substantial amount of information provided by the Manager and the Sub-Advisers in response to requests of the Independent Trustees and their independent legal counsel. Throughout their consideration of the agreements, the Independent Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and the Independent Trustees also met separately in executive session with their independent legal counsel.
Based on the Trustees’ evaluation of the information provided by the Manager and the Sub-Advisers, as well as other information, the Trustees, including all of the Independent Trustees, determined that the overall arrangements with respect to each Fund and the Manager and each Sub-Adviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by the Manager, its affiliates and the Sub-Advisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including the Independent Trustees, unanimously approved the continuation of the Management Contract and the Sub-Advisory Agreement with respect to each Fund for an additional one-year period, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent and quality of the services provided by the Manager and the Sub-Advisers to the Funds, taking into account the investment objective and strategy of each Fund and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Funds.
The Trustees also reviewed the resources and key personnel of the Manager and each Sub-Adviser, particularly noting those employees who provide investment and risk management services to the Funds. The Trustees also considered other services provided to the Funds by the Manager and/or the Sub-Advisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Manager’s role as administrator to the Funds, noting the amount of fees that the Manager receives for its services as one of the Trust’s fund administrator and as the Funds’ transfer agent. The Trustees considered the role of the Manager in monitoring adherence to the Funds’ investment guidelines, providing support services for the Trustees and Trustee committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various policies and procedures of the Funds and with applicable securities laws and regulations. With respect to Quality Fund, the Trustees also noted the role of the Manager to determine the portfolio composition of Quality Fund if certain securities held by the target fund were not available
. The Trustees, including the Independent Trustees, concluded that the nature, extent and quality of the services provided by the Manager and the Sub-Adviser to each Fund were appropriate and consistent with

PEAR TREE FUNDS

MANAGEMENT CONTRACT AND ADVISORY
CONTRACT APPROVAL (continued)

the terms of the Management Contract and the Sub-Advisory Agreements. In coming to their conclusion, they took into account that over the past year, the types of securities into which the Funds managed by Polaris were invested. They also noted the steps Axiom had been taking with respect to Emerging Markets Fund with respect to its short-term performance. Finally, they took into account the expenses of the Funds, noting that the Funds’ net expenses, especially the net management fees, were generally in line with its competitors’ expenses.
The Trustees, including the Independent Trustees, concluded that the quality of those services had been consistent with or superior to quality norms in the industry and the Funds were likely to benefit from the continued provision of those services. They also concluded that the Manager and each Sub-Adviser had sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and had demonstrated a continuing ability to attract well-qualified personnel.
Management Fees and Expenses
The Trustees reviewed the contractual investment advisory and sub-advisory fee rates payable by each Fund and the Manager, respectively, as well as actual fees paid by each Fund (other than International Opportunities Fund), net of waivers. As part of its review, the Trustees considered each Fund’s management fee, sub-advisory fee, and total expense ratio (both before and after giving effect to any expense caps), as compared to the fees and expense ratios of similarly managed funds selected by Broadridge, an independent provider of investment company data. The Trustees noted specifically that the expense ratios of Quality Fund, Foreign Value Fund, Foreign Value Small Cap Fund and International Opportunities Fund continue to be higher than most of their peers. The Trustees also noted that because the Manager does not have any clients other than the Funds, it could not consider the comparability of the fees charged and the services provided to each Fund by the Manager and services provided to other clients of the Manager.
Additionally, the Trustees considered the willingness of the Manager to continue to provide undertakings to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds, and that most of those undertakings did not provide for any amount of recoupment.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Manager and the Sub-Advisers, the Trustees, including the Independent Trustees, concluded that the fees and the expense ratio of each Fund are reasonable in relation to the services provided.
Profitability
The Trustees reviewed the level of profits realized by the Manager and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Trustees considered other direct and indirect benefits received by the Manager and its affiliates in connection with their relationships with the Funds, including affiliates of the Manager that served as the Funds’ transfer agent, fund administrator and distributor.
The Trustees, including the Independent Trustees, concluded that the profitability of the Manager with respect to each of the Funds, and the profitability range of each of the Manager’s affiliates with respect to its services to the Funds, were reasonable in relation to the services provided.
Performance of the Funds
The Trustees considered the performance results of each Fund over various time periods. They reviewed information comparing each Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge, and with the Fund’s benchmark index.
The Trustees noted that the long-term performance of each of Quality Fund, Foreign Value and Foreign Value Fund, and the short-term performance of International Opportunities Fund, were in the highest quintile in relation to its peers (as selected by Broadridge).

PEAR TREE FUNDS

MANAGEMENT CONTRACT AND ADVISORY
CONTRACT APPROVAL (continued)

Economies of Scale
The Trustees considered information about the potential for the Manager to realize economies of scale as the assets of the Funds increase. They noted that, although certain Funds pay advisory fees at a base fixed rate as a percentage of average daily net assets, the actual management fee rate paid by some of the Funds, after fee waivers and contractual expense limitations, was closer to the mean management fee rate of the Fund’s peer group identified by Broadridge. The Trustees also noted that the Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Funds. They also noted the Manager’s statements in the past to reconsider management fee structures as the amounts of Fund assets increased.
Based on all of the information they reviewed, the Trustees, including the Independent Trustees, concluded that the current fee structure of each Fund was reasonable and that the current rates of fees reflect a sharing between the Manager and the Fund of economies of scale at the current asset level of the Fund.
Other Benefits to the Manager
The Trustees also considered benefits that accrue to the Manager and its affiliates from their relationships with the Funds. They recognized that the Manager also serves as the transfer agent of the Fund’s and as a fund administrator, sharing those responsibilities with UMB Fund Services, LLC, and that the distributor is an affiliate of the Manager. The Manager, in its capacities as transfer agent and fund administrator, and the distributor, receive compensation directly from the Funds for services provided. The Trustees, including the Independent Trustees, concluded that, other than the services provided by the Manager and its affiliates pursuant to the agreements and the fees to be paid by each Fund for such services, the Funds and the Manager may potentially benefit from their relationship with each other in other ways. They also concluded that, among other things, success of any Fund could attract other business to the Manager and its investment advisory affiliates, and that the success of the Manager could enhance the Manager’s ability to serve the Funds.
  * * *
After full consideration of the above factors, as well as other factors, the Trustees, including the Independent Trustees, concluded at their May 25, 2022 meeting that the proposed continuation of the Management Contract and the Sub-Advisory Agreement with respect to each Fund for another year was in the best interest of the respective Fund and its shareholders.

PEAR TREE FUNDS

SERVICE PROVIDERS

Manager	Pear Tree Advisors, Inc., 55 Old Bedford Road, Suite 202, Lincoln, MA 01773
Subadvisers
Chartwell Investment Partners LLC, 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312
Essex Investment Management Company, LLC, 125 High Street, Boston, MA 02110
Axiom Investors LLC, 33 Benedict Place, Greenwich, CT 06830
Polaris Capital Management, LLC, 121 High Street, Boston, MA 02110

Distributor	U.S. Boston Capital Corporation, 55 Old Bedford Road, Suite 202, Lincoln, MA 01773
Custodian	UMB Bank n.a., 928 Grand Boulevard, 5th Floor, Kansas City, Missouri 64106
Fund Accountant	UMB Fund Services, Inc., 235 West Galena Street, Milwaukee, Wisconsin 53212
Transfer Agent	Pear Tree Institutional Services, 55 Old Bedford Road, Suite 202, Lincoln, MA 01773
Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP, Two Liberty Place, 50 South 16th Street, Suite 2900 Philadelphia, PA 19102
Legal Counsel	Sullivan & Worcester LLP, One Post Office Square Boston, MA 02109
For Account Information	For Pear Tree Funds information, contact your financial adviser or, if you receive account statements directly from Pear Tree Funds, you can also call 1-800-326-2151. Telephone representatives are available from 8:30 a.m. to 4:30 p.m. Eastern Time. Or visit our website, www.peartreefunds.com

55 Old Bedford Road
Suite 202
Lincoln, MA 01773
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© 2022 U.S. Boston Capital Corporation
Distributor of the Pear Tree Funds
Member, FINRA/SIPC

ITEM 1. (b)	Not applicable for report period.

ITEM 2.	Code of Ethics

Not applicable for report period.

ITEM 3.	Audit Committee Financial Expert

Not applicable for report period.

ITEM 4.	Principal Accountant Fees and Services

Not applicable for report period.

ITEM 5.	Audit Committee of Listed Registrants

Not applicable.

ITEM 6.	Investments

Not applicable.

ITEM 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

ITEM 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

ITEM 9	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

ITEM 10	Submission of Matters to a Vote of Security Holders

Not applicable.

ITEM 11.	Controls and Procedures

(a)            The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)            There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

ITEM 13.	Exhibits

(a)	Certifications pursuant to Rule 30a-2(a) by the chief executive and financial officers.

(b)	Certification pursuant to Rule 30a-2(b) and Section 906 by the chief executive and financial officers.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pear Tree Funds

By	/s/ Willard L. Umphrey
Willard L. Umphrey, President

Date: November 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Willard L. Umphrey
Willard L. Umphrey, President

Date: November 30, 2022

By	/s/ Leon Okurowski
Leon Okurowski, Treasurer

Date: November 30, 2022